THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.8%

	Shares	Value

ARGENTINA — 0.0%
Arcos Dorados Holdings, Cl A	11,890	$94,525
YPF ADR	3,915	64,402

		158,927

AUSTRALIA — 1.6%
Amcor	4,047	42,935
Aristocrat Leisure	6,855	143,069
Aurizon Holdings	28,258	111,234
AusNet Services	114,756	139,249
Brambles	10,001	89,634
Caltex Australia	6,704	123,465
CIMIC Group	2,045	51,154
Coca-Cola Amatil	18,534	133,897
Cochlear	895	134,753
Coles Group *	19,107	184,957
Commonwealth Bank of Australia	6,015	337,503
CSL	3,025	473,179
Dexus ‡	17,287	154,974
Goodman Group ‡	34,763	352,194
GPT Group ‡	16,526	70,143
Harvey Norman Holdings	39,100	117,266
Inghams Group	277,000	770,279
Macquarie Group	4,703	410,875
Megaport *	25,408	126,388
Metcash	56,000	107,377
Mineral Resources	96,486	1,055,949
Mirvac Group ‡	70,791	155,749
Money3	53,800	78,727
New Hope	39,700	67,980
Newcrest Mining	4,891	118,276
NEXTDC *	33,411	156,994
Oil Search	11,945	58,067
Qantas Airways	31,647	123,634
Rio Tinto	2,512	169,452
Sandfire Resources NL	20,200	92,528
Santos	80,133	396,281
Scentre Group ‡	48,977	133,526
Sydney Airport	11,526	65,735
Telstra	106,096	288,184
Transurban Group	16,734	178,003
Vicinity Centres ‡	29,560	52,749
Vita Group	82,500	69,192
Washington H Soul Pattinson	1,196	18,556
Wesfarmers	8,836	237,064
Westpac Banking	4,949	96,776
Woodside Petroleum	11,512	272,649

		7,960,596

COMMON STOCK (continued)

	Shares	Value

AUSTRIA — 0.2%
ams	4,898	$257,003
Erste Group Bank	2,309	82,881
Immobilien Anlagen	2,047	72,084
Lenzing	395	40,433
Oesterreichische Post	2,647	88,518
OMV	1,541	77,285
Telekom Austria, Cl A	8,670	64,114
Verbund	1,407	78,539
Vienna Insurance Group Wiener Versicherung Gruppe	4,200	107,915
Wienerberger	1,744	39,863

		908,635

BELGIUM — 0.5%
Ageas	1,427	76,698
Anheuser-Busch InBev	14,097	1,412,077
Ascencio ‡	1,200	74,866
Barco	927	193,339
Colruyt	565	29,474
KBC Groep	1,776	114,315
Proximus SADP	4,974	141,805
RealDolmen *(A)(B)	3,700	151,549
Sofina	281	54,443
Solvay	2,366	242,729
Telenet Group Holding	1,721	84,537
UCB	2,977	232,070

		2,807,902

BERMUDA — 0.5%
Teekay LNG Partners LP (C)	180,482	2,609,770

BRAZIL — 1.1%
Ambev ADR	16,300	85,901
Atacadao	15,200	91,606
B3 - Brasil Bolsa Balcao	15,066	166,990
Banco BTG Pactual	13,600	213,817
Banco do Brasil	15,900	205,731
BK Brasil Operacao e Assessoria a Restaurantes	27,521	148,626
Centrais Eletricas Brasileiras	10,800	110,933
Cielo	52,021	98,689
Cosan	7,922	105,742
CSU Cardsystem	31,700	53,991
Engie Brasil Energia	8,375	105,951
IRB Brasil Resseguros S	400	9,826
Itau Unibanco Holding ADR	35,566	325,429
JBS	35,600	232,274
Klabin	12,500	52,504
Localiza Rent a Car	34,300	393,659
Lojas Renner	18,993	235,147
Magazine Luiza	2,702	186,206

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

BRAZIL (continued)
Multiplan Empreendimentos Imobiliarios	21,600	$160,853
Notre Dame Intermedica Participacoes	17,248	195,468
Petrobras Distribuidora	10,900	75,202
Petroleo Brasileiro ADR	8,608	129,550
Porto Seguro	2,800	38,218
Raia Drogasil	7,072	152,879
Rumo *	47,046	268,493
Sao Martinho	49,000	258,973
Sul America	23,065	253,474
Suzano	4,276	34,274
Tim Participacoes	21,800	69,975
Transmissora Alianca de Energia Eletrica	11,686	84,881
Ultrapar Participacoes	8,200	42,651
Vale	28,107	365,740
Vale ADR, Cl B	15,244	198,020
YDUQS Part	29,400	266,086

		5,417,759

CANADA — 2.4%
Agnico Eagle Mines	1,814	94,768
Air Canada, Cl B *	3,200	110,102
Algonquin Power & Utilities	4,700	58,545
Aritzia *	8,683	120,330
Artis Real Estate Investment Trust ‡	3,200	28,320
Atco, Cl I	1,300	43,330
Bank of Montreal	2,400	179,664
Bank of Nova Scotia	20,100	1,073,076
Barrick Gold	1,835	29,823
Bausch Health *	36,764	883,305
BCE	6,053	273,527
CAE	6,639	179,029
Canadian Apartment Properties ‡	1,800	66,433
Canadian Imperial Bank of Commerce	1,800	141,608
Canadian National Railway	2,487	235,396
Canadian Pacific Railway	3,162	754,946
Canadian Tire, Cl A	1,200	131,029
Canopy Growth *	6,500	213,104
CCL Industries, Cl B	5,412	270,641
CGI, Cl A *	9,800	754,269
Choice Properties Real Estate Investment Trust ‡	16,277	169,331
Cogeco	2,100	149,568
Constellation Software	810	770,654
Dollarama	3,000	111,153
Emera	3,000	124,564
Empire	14,177	375,210

COMMON STOCK (continued)

	Shares	Value

CANADA (continued)
Enbridge	13,558	$452,702
Fairfax Financial Holdings	200	92,658
First Capital Realty ‡	2,624	43,442
Fortis	5,164	203,539
Franco-Nevada	1,000	86,907
Genworth MI Canada	4,200	155,010
Gildan Activewear	4,089	161,044
H&R Real Estate Investment Trust ‡	4,100	70,456
Hardwoods Distribution	8,800	83,279
Hydro One	6,840	120,807
Kinaxis *	4,196	263,943
Kinross Gold *	26,437	106,966
MCAN Mortgage	5,700	68,886
Methanex	1,600	62,979
Morneau Shepell	9,656	222,268
Newmont Goldcorp	1,344	48,992
Norbord	4,400	101,982
Open Text	18,756	799,951
Parkland Fuel	10,298	336,530
Pembina Pipeline	4,300	156,029
Quebecor, Cl B	7,700	174,443
Restaurant Brands International	2,600	191,484
RioCan ‡	3,700	72,946
Saputo	4,400	132,887
SNC-Lavalin Group	912	14,428
Teck Resources, Cl B	31,300	640,324
Thomson Reuters	1,000	67,162
Waste Connections	1,310	118,821
Wheaton Precious Metals	4,508	117,841

		12,510,431

CHILE — 0.2%
Aguas Andinas, Cl A	68,999	38,620
AntarChile	1,855	20,418
Antofagasta	5,378	60,827
Banco de Chile	511,509	73,383
Banco de Credito e Inversiones	491	30,921
Banco Santander Chile ADR	3,735	108,278
CAP	10,807	110,829
Cia Cervecerias Unidas ADR	2,069	57,849
Empresa Nacional de Telecomunicaciones *	3,239	29,675
Empresas CMPC	25,570	59,965
Empresas COPEC	5,934	54,450
Enel Americas	463,116	76,412
Latam Airlines Group	6,280	59,855
Multiexport Foods	7,909	4,042
Quinenco	11,575	31,239
SACI Falabella	12,365	76,401

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

CHILE (continued)
Sigdo Koppers	2,263	$3,954

		897,118

CHINA — 4.8%
Agricultural Bank of China, Cl H	535,000	217,461
Alibaba Group Holding ADR *	28,107	4,865,603
Anhui Conch Cement, Cl H	203,000	1,180,852
Anhui Kouzi Distillery, Cl A	400	3,501
Autohome ADR *	1,513	128,605
Bank of China, Cl H	1,366,000	556,881
Bank of Communications, Cl H	51,000	37,241
Baoye Group, Cl H	30,000	18,665
BYD Electronic International	576,000	908,747
CGN Power, Cl H	264,000	76,373
China Communications Services, Cl H	996,000	697,327
China Construction Bank, Cl H	762,000	588,216
China Medical System Holdings	767,000	735,892
China Mobile	59,500	506,050
China Petroleum & Chemical, Cl H	282,000	181,811
China Railway Group, Cl H	1,302,000	917,797
China Resources Beer Holdings	38,000	179,081
China Telecom, Cl H	504,000	226,146
China United Network Communications, Cl A	219,400	188,152
Chinese Universe Publishing and Media Group, Cl A	17,500	32,749
Chongqing Rural Commercial Bank, Cl H	1,109,000	582,318
CNHTC Jinan Truck, Cl A	11,700	27,725
CNOOC	184,000	303,074
Country Garden Holdings	202,000	274,191
CRRC	100,000	79,042
Datang International Power Generation, Cl H	214,000	48,217
Dongfeng Motor Group, Cl H	70,000	62,672
Foshan Haitian Flavouring & Food, Cl A	10,744	155,341
Fujian Sunner Development, Cl A	1,300	5,257
GDS Holdings ADR *	43,866	1,806,402
Greenland Holdings Group, Cl A	86,077	86,696
Hopefluent Group Holdings	69,762	19,385
Hunan Valin Steel, Cl A *	29,500	18,871
Industrial & Commercial Bank of China, Cl H	1,322,498	892,134
Inner Mongolia Yili Industrial Group, Cl A	18,750	84,790
JD.com ADR *	8,543	255,521

COMMON STOCK (continued)

	Shares	Value

CHINA (continued)
Jiangxi Copper, Cl H	65,000	$80,910
Kweichow Moutai, Cl A	200	28,143
Leju Holdings ADR *	4,100	5,043
Li Ning	175,591	433,183
NetEase ADR	732	168,960
New Oriental Education & Technology Group ADR *	2,748	286,644
PetroChina, Cl H	566,000	299,917
Ping An Insurance Group of China, Cl H	52,643	624,599
Powerlong Real Estate Holdings	270,000	164,192
RiseSun Real Estate Development, Cl A	6,072	7,691
Sany Heavy Industry, Cl A	193,690	396,200
Shenzhou International Group Holdings	22,925	317,777
Sihuan Pharmaceutical Holdings Group	508,000	104,650
Sinopec Shanghai Petrochemical, Cl H	222,000	77,257
Sinopharm Group, Cl H	22,000	81,628
Sinotrans, Cl H	160,000	55,453
Sunac China Holdings	26,000	118,358
TAL Education Group ADR *	1,900	61,180
Tencent Holdings	69,069	3,224,325
Vipshop Holdings ADR *	8,581	65,216
Want Want China Holdings	133,000	103,906
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	30,800	63,867
Wuliangye Yibin, Cl A	18,140	315,917
XCMG Construction Machinery, Cl A	265,100	187,002
Yangzijiang Shipbuilding Holdings	109,800	113,738
Zhuzhou CRRC Times Electric, Cl H	16,947	81,414
ZTO Express Cayman ADR	4,100	80,565

		24,496,521

COLOMBIA — 0.0%
Ecopetrol ADR	13,143	235,654

DENMARK — 0.6%
Carlsberg, Cl B	1,560	213,133
Chr Hansen Holding	1,064	92,930
Danske Bank	8,041	119,320
Dfds *	3,114	114,956
DSV	607	57,875
GN Store Nord	3,607	171,358
ISS	981	27,487
Netcompany Group *	4,956	194,848

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)
	Shares	Value

DENMARK (continued)
Novo Nordisk, Cl B	4,201	$201,675
Novozymes, Cl B	2,359	109,358
Orsted	2,270	207,473
Pandora	1,327	50,896
Royal Unibrew	1,734	129,062
Sydbank	2,800	48,657
Vestas Wind Systems	17,891	1,468,160

		3,207,188

EGYPT — 0.0%
Al Baraka Bank Egypt	24,447	17,626
Commercial International Bank Egypt SAE	39,376	172,079
Faisal Islamic Bank of Egypt	31,433	29,089

		218,794

FINLAND — 0.3%
Cargotec, Cl B	2,000	59,529
Elisa	2,886	135,557
Fortum	6,382	146,715
Huhtamaki	7,654	290,776
Kesko, Cl B	1,860	112,716
Kone, Cl B	2,863	163,193
Neste	4,722	156,562
Nokia	31,306	168,597
Nordea Bank Abp	10,795	69,268
Orion, Cl B	2,962	101,429
Sampo, Cl A	1,391	57,956
UPM-Kymmene	3,115	84,058

		1,546,356

FRANCE — 3.4%
Air France-KLM *	9,200	95,681
Air Liquide	4,368	603,261
Airbus	20,181	2,852,572
Arkema	9,100	817,287
Atos	8,017	646,273
AXA	48,986	1,237,133
BNP Paribas	10,794	502,739
Cie des Alpes	2,600	71,753
CNP Assurances	3,431	70,931
Dassault Systemes	1,652	251,393
Derichebourg	15,800	58,459
Edenred	3,895	195,438
Eiffage	3,260	321,938
Electricite de France	67,313	833,679
Engie	18,541	284,938
EssilorLuxottica	3,116	421,559
Hermes International	2,804	1,972,935
JCDecaux	3,296	95,150
Kaufman & Broad	2,600	106,539
Kering	1,137	586,842
L’Oreal	1,675	447,464

COMMON STOCK (continued)
	Shares	Value

FRANCE (continued)
LVMH Moet Hennessy Louis Vuitton	769	$317,603
Orange	35,990	533,604
Pernod Ricard	2,798	492,158
Peugeot	50,956	1,200,361
Prodware	8,000	56,191
Safran	972	139,450
Sanofi	6,007	501,341
Teleperformance	964	201,795
TOTAL	9,443	489,341
Ubisoft Entertainment *	2,764	227,484
Unibail-Rodamco-Westfield ‡	2,317	310,356
Veolia Environnement	3,964	100,016
Virbac *	659	122,269

		17,165,933

GERMANY — 2.8%
Aareal Bank	2,400	68,573
adidas	2,170	694,097
Allianz	6,140	1,425,601
Aroundtown	156,478	1,251,641
Ascendis Pharma ADR *	737	85,315
BASF	4,858	325,191
Befesa	3,007	108,514
Beiersdorf	844	97,880
CENTROTEC Sustainable	6,200	81,387
CropEnergies	10,900	72,188
Daimler	20,200	1,043,716
Deutsche Boerse	683	94,975
Deutsche Lufthansa	2,028	32,188
Deutsche Telekom	32,089	527,133
Deutsche Wohnen	4,607	169,225
Eckert & Ziegler Strahlen- und Medizintechnik	300	39,607
Fresenius & KGaA	2,570	129,043
Fresenius Medical Care & KGaA	2,255	156,374
Gerresheimer	1,300	101,686
HeidelbergCement	1,519	109,756
Henkel & KGaA	2,780	262,410
Innogy	4,942	237,812
Kloeckner	13,000	64,703
Leoni	3,300	44,024
Merk	1,465	149,169
MTU Aero Engines	573	143,251
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	787	188,881
Mutares & KGaA	2,600	28,432
Puma	4,803	335,090
QIAGEN *	4,895	185,877
Rheinmetall	732	83,445

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

GERMANY (continued)
RWE	5,183	$139,835
SAP	23,663	2,915,512
Scout24	5,455	302,790
Siemens	3,081	337,011
Symrise, Cl A	1,082	99,903
TAG Immobilien	7,814	184,244
Telefonica Deutschland Holding	8,989	22,705
TUI	2,748	27,209
Wirecard	11,776	1,957,262
Wuestenrot & Wuerttembergische	3,300	65,722

		14,389,377

GREECE — 0.1%
FF Group *(A)(B)	6,400	–
Hellenic Telecommunications Organization	8,206	112,828
Hellenic Telecommunications Organization ADR	1,026	7,049
Motor Oil Hellas Corinth Refineries	6,300	156,220
StealthGas *	2,571	9,358

		285,455

HONG KONG — 2.7%
3SBio *	58,932	100,596
AAC Technologies Holdings	18,500	99,446
AIA Group	49,343	508,170
ANTA Sports Products	15,000	112,315
ASM Pacific Technology	7,400	86,847
Brightoil Petroleum Holdings *(A)(B)	139,000	26,635
Changshouhua Food	1,000	369
China Evergrande Group	26,000	69,135
China Hongqiao Group	74,000	54,225
China Huishan Dairy Holdings *	166,000	–
China Mengniu Dairy	54,821	221,661
China Overseas Land & Investment	18,000	61,722
China Resources Cement Holdings	321,000	295,938
China Resources Gas Group	30,000	152,034
China Resources Power Holdings	70,000	100,812
China SCE Group Holdings	288,000	158,001
China Tower, Cl H	440,000	114,283
China Vanke, Cl H	20,600	77,795
CIMC Enric Holdings	112,602	81,707
CLP Holdings	18,500	201,356
Country Garden Services Holdings	82,717	200,787
CSPC Pharmaceutical Group	92,000	160,848

COMMON STOCK (continued)

	Shares	Value

HONG KONG (continued)
CT Environmental Group (A)(B)	250,000	$10,858
Dali Foods Group	58,500	36,665
Dawnrays Pharmaceutical Holdings	407,000	77,420
Far East Horizon	125,000	116,774
Fullshare Holdings	117,500	4,209
Future Land Development Holdings	34,000	28,787
Galaxy Entertainment Group	256,241	1,758,268
Guangdong Investment	72,000	151,578
Guangnan Holdings	268,000	30,952
Guangzhou Automobile Group, Cl H	54,800	56,006
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	90,964
Guangzhou R&F Properties	40,000	72,767
Haier Electronics Group	33,000	78,040
Hang Seng Bank	8,800	209,577
Henderson Land Development	12,008	62,248
HK Electric Investments & HK Electric Investments	39,000	39,580
HKT Trust & HKT	92,000	147,056
Holly Futures, Cl H	37,000	5,903
Hong Kong & China Gas	93,709	206,958
Hong Kong Exchanges & Clearing	3,685	124,672
Hongkong Land Holdings	6,800	41,505
Hua Han Health Industry Holdings *(A)(B)	564,000	–
Hysan Development	4,000	19,085
Jardine Matheson Holdings	2,400	145,711
Jardine Strategic Holdings	2,300	78,885
Jiangsu Expressway, Cl H	44,000	59,435
Kerry Properties	25,000	94,237
Kingboard Holdings	16,500	40,939
Kunlun Energy	126,000	110,423
Lee & Man Paper Manufacturing	151,000	92,515
Lenovo Group	172,000	137,566
Link ‡	9,500	110,442
Longfor Group Holdings	39,500	146,953
Luzheng Futures, Cl H	136,000	15,730
Meituan Dianping, Cl B *	18,953	154,192
MGM China Holdings	736,391	1,215,431
Modern Land China	162,000	23,312
MTR	19,000	124,814
New World Development	1,214,925	1,716,664
Nine Dragons Paper Holdings	830,000	672,977
NWS Holdings	27,000	50,201

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

HONG KONG (continued)
Overseas Chinese Town Asia Holdings	16,000	$5,862
Pacific Online	19,604	4,519
Shangri-La Asia	58,000	70,797
Sunny Optical Technology Group	17,100	200,616
Superb Summit International Group *(A)(B)	75,000	–
Swire Pacific, Cl A	4,000	46,015
Swire Properties	17,800	64,517
Techtronic Industries	57,075	425,846
Tianyun International Holdings	747,600	115,813
Time Watch Investments	140,000	16,636
Tonly Electronics Holdings	800	592
Town Health International Medical Group	1,086,000	47,862
WH Group	761,500	748,042
Wharf Real Estate Investment	13,000	82,372
Wuxi Biologics Cayman *	15,372	165,147
Xiaomi, Cl B *	128,200	147,413
Yue Yuen Industrial Holdings	19,000	53,297
Yuzhou Properties	442,000	208,914
Zhongsheng Group Holdings	43,500	121,636

		13,770,877

HUNGARY — 0.1%
Magyar Telekom Telecommunications	55,700	80,775
Magyar Telekom Telecommunications ADR	2,665	19,214
OTP Bank Nyrt	13,325	554,884

		654,873

INDIA — 1.5%
Aditya Birla Capital *	34,949	41,597
Ambuja Cements	16,467	48,322
Ashok Leyland	38,492	39,083
Asian Paints	3,335	73,983
Bajaj Auto	1,435	52,491
Bharti Airtel	33,795	165,818
Bharti Infratel	16,963	60,588
Biocon	12,000	39,608
Cipla	10,643	80,730
Coal India	13,290	39,488
Container of India	2,743	20,395
Cummins India	4,414	45,484
Dabur India	12,231	75,783
Eicher Motors	215	51,123
GAIL India	1,304	2,445
Garden Reach Shipbuilders & Engineers *	20,883	41,244
GHCL	20,200	61,098

COMMON STOCK (continued)

	Shares	Value

INDIA (continued)
Gujarat Industries Power	63,819	$64,108
HCL Technologies	3,581	53,882
HDFC Bank ADR	3,680	423,126
Hero MotoCorp	1,088	37,312
Hinduja Global Solutions	6,810	58,623
Housing Development Finance	10,087	311,379
ICICI Bank ADR	37,893	462,674
IndusInd Bank	3,140	64,410
Infinite Computer Solutions India *(A)(B)	15,900	109,510
Infosys ADR	38,756	438,718
InterGlobe Aviation	3,998	90,579
ION Exchange India *	2,518	24,943
IRB Infrastructure Developers	81,000	110,397
JSW Steel	6,672	23,045
Kotak Mahindra Bank	14,576	322,150
Larsen & Toubro	3,709	74,772
Mahindra & Mahindra	3,726	29,787
Maruti Suzuki India	681	54,174
Nandan Denim	75,791	30,580
NHPC	443,670	142,623
NMDC	26,177	41,329
NTPC	51,242	94,412
Nucleus Software Exports	22,500	95,894
Oil India	51,808	120,278
Oracle Financial Services Software	1,104	54,416
PDS Multinational Fashions *	4,540	21,887
Pidilite Industries	4,384	79,157
Power Finance *	87,063	138,792
Power Grid Corp of India	47,177	144,547
Reliance Industries	129,837	2,200,007
Tata Consultancy Services	14,375	461,203
Tech Mahindra	1,727	15,969
UltraTech Cement	1,100	69,494
United Spirits *	7,520	65,051
UPL	4,482	38,730
Venky’s India	94	1,685
Wipro	38,612	148,824
WNS Holdings ADR *	3,294	207,588

		7,865,335

INDONESIA — 0.4%
Adaro Energy	758,600	68,661
Astra International	304,000	151,282
Bank Central Asia	331,041	730,531
Bumi Serpong Damai *	736,900	74,564
Hanjaya Mandala Sampoerna	96,500	20,859
Indofood CBP Sukses Makmur	100,800	76,873
Indofood Sukses Makmur	112,700	56,831
Kalbe Farma	286,200	29,960

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

INDONESIA (continued)
Lippo Cikarang *	1,000,615	$118,731
Mandala Multifinance	460,101	37,419
Mitra Pinasthika Mustika	573,500	32,341
Perusahaan Gas Negara Persero	455,100	66,463
Perusahaan Perkebunan London Sumatra Indonesia	1,668,900	126,236
Samindo Resources TBK	491,100	48,875
Saratoga Investama Sedaya	6,055	1,564
Surya Citra Media	302,900	33,495
Telekomunikasi Indonesia Persero	1,020,660	311,861
Unilever Indonesia	5,000	15,528
United Tractors	61,400	108,986
Waskita Karya Persero	644,100	93,808

		2,204,868

IRELAND — 0.7%
Accenture, Cl A	2,052	395,174
Bank of Ireland Group	18,605	82,088
CRH PLC	3,581	118,527
Experian	3,030	91,951
Flutter Entertainment	364	28,863
Icon *	761	118,845
James Hardie Industries	4,582	62,222
Kerry Group, Cl A	909	106,046
Ryanair Holdings ADR *	26,289	1,633,336
Seagate Technology	18,000	833,580

		3,470,632

ISRAEL — 0.5%
Amot Investments	15,663	110,789
Bank Leumi Le-Israel	6,493	47,407
Bezeq The Israeli Telecommunication	142,985	97,370
Check Point Software Technologies *	1,000	111,950
Elbit Systems	1,290	207,273
International Flavors & Fragrances	917	133,433
Israel Chemicals	23,235	125,734
Israel Discount Bank, Cl A	191,049	829,972
Melisron	1,774	93,555
Mizrahi Tefahot Bank *	3,810	91,619
Nice ADR *	2,506	382,716
Oil Refineries *	133,566	71,904
Paz Oil	847	120,311
Phoenix Holdings	11,300	70,696
Strauss Group	2,646	80,142
Teva Pharmaceutical Industries ADR *	16,377	129,870
Tower Semiconductor *	–	7

		2,704,748

COMMON STOCK (continued)

	Shares	Value

ITALY — 1.4%
ACEA	7,000	$131,344
Amplifon	7,376	181,567
Assicurazioni Generali	4,226	78,483
ASTM	2,500	86,276
Atlantia	91,876	2,357,574
Autogrill	14,058	148,487
Brembo	3,998	40,887
Davide Campari-Milano	31,560	293,613
De’ Longhi	2,186	43,906
DiaSorin	2,552	295,901
Enel	229,778	1,573,768
Eni	14,754	231,080
Ferrari	1,151	185,141
FinecoBank Banca Fineco	5,360	53,216
FNM	70,000	39,305
Intesa Sanpaolo	33,239	71,989
Iren	46,300	121,083
Leonardo	26,756	325,911
Mediobanca Banca di Credito Finanziario	4,445	44,387
Moncler	1,756	71,986
Piaggio & C	65,566	196,683
Prysmian	2,315	47,768
Snam	19,573	96,007
Telecom Italia *	462,776	260,973
Terna Rete Elettrica Nazionale	10,319	62,773
Unione di Banche Italiane	15,937	40,905

		7,081,013

JAPAN — 4.7%
Activia Properties ‡	8	36,703
ADEKA	1,400	20,467
Advance Residence Investment ‡	8	24,802
Aichi Steel	3,500	109,334
Aiphone	4,800	73,556
Air Water	3,500	57,098
Aisan Industry	7,800	52,133
Aisin Seiki	1,500	48,617
Ajinomoto	4,200	75,373
ANA Holdings	1,700	57,138
Araya Industrial	4,000	54,895
Asahi Group Holdings	11,300	490,020
Asahi Kasei	13,000	132,153
Asanuma	2,800	89,290
Astellas Pharma	6,055	85,953
Bridgestone	2,900	108,735
Calbee	4,000	112,878
Canon	4,600	124,817
Central Japan Railway	600	120,617
Chugai Pharmaceutical	1,305	93,588

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)
Chugoku Electric Power	7,300	$91,143
Cosmo Energy Holdings	15,000	308,959
Daicel	2,200	18,605
Daito Trust Construction	727	93,544
Daiwa House Investment, Cl A ‡	38	93,025
East Japan Railway	1,000	91,771
Eco’s	3,100	42,324
Eisai	874	47,246
FALCO HOLDINGS	4,800	70,700
FJ Next	9,100	88,932
Fuji	6,400	85,293
FUJIFILM Holdings	2,600	123,385
GLP J-Reit ‡	84	93,698
Grandy House	13,900	62,927
GungHo Online Entertainment	8,140	214,653
Gunma Bank	27,900	95,914
Hisamitsu Pharmaceutical	700	28,189
Hitachi High-Technologies	3,557	179,993
Hokko Chemical Industry	18,700	82,855
IBJ Leasing	2,200	55,277
Idemitsu Kosan	3,676	101,366
ITOCHU	139,100	2,650,811
Japan Aviation Electronics Industry	10,200	142,254
Japan Exchange Group	3,800	55,723
Japan Post Holdings	4,000	39,174
Japan Prime Realty Investment ‡	14	61,996
Japan Real Estate Investment ‡	10	62,608
Japan Retail Fund Investment ‡	19	38,285
JSR	2,800	46,369
JTEKT	10,800	128,517
JXTG Holdings	34,250	161,090
Kaga Electronics	3,700	56,054
Kaneka	5,400	200,765
Kao	2,300	168,022
KDDI	7,934	207,297
Keio	1,039	64,391
Kewpie	4,500	101,799
Keyence	398	229,258
Kitagawa	3,700	71,709
Kitano Construction	2,400	57,734
Kobe Bussan	3,731	209,050
Konami Holdings	1,700	72,373
Konica Minolta	107,900	899,336
Kuraray	1,400	16,599
M&A Capital Partners *	4,147	279,155

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)
M3	5,400	$109,204
Makino Milling Machine	2,400	100,327
Makita	2,600	85,553
Maruichi Steel Tube	800	21,053
MEIJI Holdings	1,100	76,476
MINEBEA MITSUMI	8,418	144,613
Mitsubishi Motors	6,700	29,523
Mitsubishi Tanabe Pharma	2,200	24,892
Mitsui	30,948	504,061
Mizuho Financial Group	646,000	913,816
Mory Industries	3,000	54,341
MS&AD Insurance Group Holdings	2,200	72,113
NEC	1,900	78,051
NET One Systems	9,228	243,486
NH Foods	3,000	111,176
Nichias	4,736	84,807
Nidec	400	53,783
Nihon Unisys	4,681	153,861
Nintendo	600	220,031
Nippon Building Fund ‡	16	112,323
Nippon Chemi-Con	2,900	44,582
Nippon Prologis ‡	30	72,166
Nippon Telegraph & Telephone	39,300	1,772,079
Nishi-Nippon Financial Holdings	5,800	40,888
Nissan Chemical	2,200	96,240
Nissin Electric	11,500	132,187
Nissin Foods Holdings	900	55,820
Nomura Real Estate Holdings	4,900	99,480
Nomura Real Estate Master Fund ‡	52	82,579
Nomura Research Institute	4,290	76,066
NTT Data	5,000	65,846
NTT DOCOMO	6,498	156,367
Obic	500	53,388
Ono Pharmaceutical	5,000	90,655
Oriental Land	700	92,584
Orix JREIT ‡	37	71,847
Osaka Gas	7,300	134,052
Otsuka Holdings	1,061	39,027
Paltac	2,592	127,016
Raysum	10,600	100,665
Recruit Holdings	4,500	152,915
Resona Holdings	219,000	890,722
Ricoh	5,700	52,304
Ryoden	5,800	86,596
Sakai Heavy Industries	3,500	94,730
Sakai Ovex	4,400	74,388
San-In Godo Bank	17,300	104,315

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)
Sanko Metal Industrial	2,900	$64,853
SCSK	3,585	170,189
Sekisui House	3,700	62,241
SG Holdings	5,319	140,488
Shimadzu	10,309	247,781
Shimamura	500	35,347
Showa	4,200	56,607
SoftBank Group	12,400	636,656
Sojitz	21,300	66,669
Soken Chemical & Engineering	4,900	73,331
Sompo Holdings	2,900	120,233
Sugi Holdings	1,853	89,388
Sumitomo	26,912	399,585
Sumitomo Mitsui Financial Group	4,000	139,985
T&D Holdings	4,500	50,474
Tachibana Eletech	3,700	57,474
Taiheiyo Cement	1,800	50,647
Taisho Pharmaceutical Holdings	489	37,245
Takeda Pharmaceutical	5,700	191,896
TechnoPro Holdings	4,439	252,023
Teijin	3,000	51,819
THK	3,400	85,818
Toho Gas	1,900	72,347
Tohoku Electric Power	11,000	110,078
Tokai Rika	44,800	733,859
Tokio Marine Holdings	2,700	143,307
Tokyo Gas	6,064	151,246
Tokyo Tatemono	18,644	218,088
Tomoku	4,400	71,267
Toray Industries	15,000	103,223
Towa Bank	7,600	50,409
Toyo Suisan Kaisha	2,000	80,342
Toyota Motor	4,634	298,982
Trend Micro	1,400	61,143
Ulvac	2,100	88,101
United Arrows	4,762	136,610
United Urban Investment ‡	38	64,420
USS	6,900	136,982
Yachiyo Industry	3,500	20,427
Yamaguchi Financial Group	10,200	71,198
Yokogawa Electric	10,372	185,874
Yotai Refractories	7,900	41,418
Yushiro Chemical Industry	6,800	83,948

		24,115,347

MALAYSIA — 0.4%
Allianz Malaysia	8,400	28,312
Asia File	11,700	6,859
Dialog Group	283,590	236,671

COMMON STOCK (continued)

	Shares	Value

MALAYSIA (continued)
DiGi.Com	117,800	$142,516
Favelle Favco	12,700	7,871
Fraser & Neave Holdings	6,400	53,337
HAP Seng Consolidated	16,100	38,561
Heineken Malaysia	8,900	49,160
Hong Leong Bank	9,641	41,923
I-BHD	118,300	10,034
IGB ‡	100,100	46,594
IHH Healthcare	77,600	107,640
IOI Properties Group	134,500	40,994
Kenanga Investment Bank	52,900	7,299
Kuala Lumpur Kepong	9,700	55,429
Kumpulan Fima	88,800	37,734
Lii Hen Industries	26,100	18,693
Lingkaran Trans Kota Holdings	2,643	2,943
Malakoff	344,167	74,986
Malayan Banking	25,300	52,993
Malaysia Airports Holdings	31,100	63,025
Malaysian Pacific Industries	68,487	151,322
MISC	36,400	63,826
My EG Services	212,100	79,248
Padini Holdings	175,032	149,118
Pantech Group Holdings	307,949	37,280
Paramount	150,920	55,318
Petronas Chemicals Group	63,300	114,686
Petronas Dagangan	14,000	79,666
Public Bank	4,200	22,247
Sarawak Oil Palms	46,500	25,684
Sunway ‡	86,000	39,868
Sunway Construction Group	1,680	882
Tan Chong Motor Holdings	10,700	3,785
Tenaga Nasional	47,830	159,653

		2,106,157

MEXICO — 0.4%
America Movil ADR, Cl L	10,536	147,399
Arca Continental	13,200	70,141
Becle	25,600	38,005
Bio Pappel *	41,926	56,663
Cemex	1	–
Cia Minera Autlan	40,637	19,700
Fibra Shop Portafolios Inmobiliarios SAPI ‡	6,801	3,002
Fomento Economico Mexicano ADR	4,099	371,779
Gruma, Cl B	3,300	30,230
Grupo Aeroportuario del Pacifico, Cl B	20,200	202,698
Grupo Aeroportuario del Sureste, Cl B	9,303	140,780

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

MEXICO (continued)
Grupo Cementos de Chihuahua	15,038	$80,323
Grupo Financiero Banorte, Cl O	27,300	136,573
Grupo Financiero Inbursa, Cl O	1,926	2,359
Grupo Televisa	11,800	22,352
Industrias Bachoco	2,179	9,868
Industrias Penoles	6,500	59,798
Infraestructura Energetica Nova	12,800	49,333
Mexichem	26,213	47,902
Prologis Property Mexico ‡	76,800	154,291
Promotora y Operadora de Infraestructura	6,000	54,008
Wal-Mart de Mexico	150,242	443,347

		2,140,551

NETHERLANDS — 2.9%
ABN AMRO Group	1,957	38,746
Aegon	178,300	876,544
Akzo Nobel	3,228	304,358
Altice Europe, Cl A *	13,102	48,708
Argenx *	1,540	216,380
ASM International	2,280	185,671
ASML Holding	2,006	446,598
ASML Holding, Cl G	6,741	1,501,962
BE Semiconductor Industries	3,376	99,723
Heineken	950	101,920
ING Groep	16,703	185,685
InterXion Holding *	27,935	2,103,506
Koninklijke Ahold Delhaize	26,578	600,880
Koninklijke KPN	59,570	169,789
Koninklijke Philips Electronics	40,788	1,910,818
NN Group	35,598	1,334,118
NXP Semiconductors	7,749	801,169
OCI *	85,312	2,235,735
Royal Dutch Shell, Cl A	11,451	360,486
Signify	6,340	171,904
Unilever	8,468	489,498
Van Lanschot Kempen	2,700	55,452
VEON ADR	68,561	214,596
Wolters Kluwer	2,415	174,984

		14,629,230

NEW ZEALAND — 0.1%
a2 Milk *	7,025	82,781
Auckland International Airport	10,645	64,853
Contact Energy	9,672	49,383
Fletcher Building	19,132	62,254
Mercury NZ	10,568	31,624

COMMON STOCK (continued)

	Shares	Value

NEW ZEALAND (continued)
New Zealand Refining	32,700	$46,323
Precinct Properties New Zealand ‡	52,735	61,752
SKYCITY Entertainment Group	17,970	47,147
Spark New Zealand	25,839	67,504
Warehouse Group	47,400	70,700
Xero *	2,001	88,623
Z Energy	17,191	73,272

		746,216

NORWAY — 0.3%
DNB	6,010	107,292
Entra	3,824	55,458
Equinor	7,649	135,693
Gjensidige Forsikring	6,010	116,840
Kongsberg Gruppen	4,727	60,014
Mowi	5,581	134,144
Salmar	1,212	55,983
SpareBank 1 SR-Bank	12,000	129,253
Telenor	10,420	211,631
Tomra Systems	5,573	164,929
Yara International	6,705	314,064

		1,485,301

PANAMA — 0.1%
Copa Holdings, Cl A	3,748	378,923

PERU — 0.1%
Credicorp	1,149	250,471
Empresa Siderurgica del Peru SAA	111,989	21,696

		272,167

PHILIPPINES — 0.2%
Bank of the Philippine Islands	26,351	46,580
BDO Unibank	111,740	322,251
DMCI Holdings	154,800	30,846
Jollibee Foods	12,840	65,404
Lopez Holdings	926,500	82,678
LT Group	134,000	37,106
Manila Electric	10,320	73,984
PLDT	2,510	56,823
Semirara Mining & Power, Cl A	77,160	34,930
SM Investments	3,190	62,455
SM Prime Holdings	201,842	144,544
Top Frontier Investment Holdings *	1,125	5,719
Universal Robina	27,230	85,327

		1,048,647

POLAND — 0.5%
Agora	1,908	6,048

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

POLAND (continued)
Amica	1,828	$55,542
Atal	80	782
Bank Millennium *	17,123	33,346
Bank Polska Kasa Opieki	1,413	37,506
CD Projekt	8,510	505,193
ComArch	206	9,349
Cyfrowy Polsat	15,386	119,046
Dino Polska *	5,432	204,635
Dom Development	1,398	28,229
Energa	58,500	110,655
ING Bank Slaski	696	34,381
Jastrzebska Spolka Weglowa *	9,360	94,337
LPP	38	76,913
PGE Polska Grupa Energetyczna *	54,421	124,693
PLAY Communications	5,012	40,784
Polski Koncern Naftowy ORLEN	12,980	325,660
Polskie Gornictwo Naftowe i Gazownictwo	15,801	22,934
Powszechna Kasa Oszczednosci Bank Polski	38,801	408,745
Powszechny Zaklad Ubezpieczen	18,105	195,056
Stalexport Autostrady	19,326	17,316
Wirtualna Polska Holding	524	8,421
Zespol Elektrowni Patnow Adamow Konin *	9,427	19,435

		2,479,006

PORTUGAL — 0.1%
Banco Comercial Portugues	432,333	110,434
Banco Espirito Santo *(A)(B)	66,989	74
EDP - Energias de Portugal	28,405	104,141
Galp Energia SGPS	7,482	116,214
Jeronimo Martins SGPS	9,418	152,107
NOS SGPS	17,249	107,287

		590,257

PUERTO RICO — 0.1%
First BanCorp Puerto Rico	9,480	102,005
OFG Bancorp	7,200	162,936

		264,941

RUSSIA — 0.9%
Gazprom PJSC ADR	11,654	85,046
LUKOIL PJSC ADR	15,780	1,287,169
Mobile TeleSystems PJSC ADR	42,545	347,593
Novatek GDR	2,594	541,749
Novolipetsk Steel GDR	2,649	62,426
PhosAgro PJSC GDR	5,713	70,950
Rosneft Oil PJSC GDR	26,803	177,417

COMMON STOCK (continued)

	Shares	Value

RUSSIA (continued)
Sberbank of Russia PJSC ADR	56,760	$845,109
Surgutneftegas PJSC ADR	24,000	120,240
Tatneft PJSC ADR	12,010	836,626
X5 Retail Group GDR	3,696	123,704
Yandex, Cl A *	2,827	110,875

		4,608,904

SAUDI ARABIA — 0.2%
Al Rajhi Bank	2,683	49,157
Arab National Bank	37,683	264,038
Dar Al Arkan Real Estate Development *	69,692	212,666
Emaar Economic City *	51,310	70,849
Jarir Marketing	893	39,678
Mouwasat Medical Services	2,124	49,553
National Commercial Bank	3,085	45,066
Rabigh Refining & Petrochemical *	7,318	37,764
Saudi Airlines Catering	1,459	35,205
Saudi Arabian Mining *	3,247	40,610
Saudi Basic Industries	1,376	39,354
Saudi Electricity	13,464	70,120
Saudi Telecom	2,600	74,733
Savola Group *	9,377	79,837

		1,108,630

SINGAPORE — 0.3%
Ascendas ‡	12,900	28,682
CapitaLand Commercial Trust ‡	44,700	66,784
CapitaLand Mall Trust ‡	21,600	41,131
Centurion	176,200	53,099
ComfortDelGro	21,000	41,311
DBS Group Holdings	5,300	101,084
Flex *	12,533	139,743
Genting Singapore	185,500	123,667
Hong Leong Finance	37,300	75,192
Keppel ‡	47,560	42,858
SATS	8,700	30,405
Singapore Airlines	6,400	44,890
Singapore Exchange	10,300	59,198
Singapore Technologies Engineering	20,000	61,505
Singapore Telecommunications	74,300	179,476
Sunningdale Tech	45,300	45,371
Suntec Real Estate Investment Trust ‡	27,900	38,649
United Overseas Bank	4,900	93,517
Venture	4,400	49,415
Wilmar International	45,800	132,464
Yanlord Land Group	148,100	139,445

		1,587,886

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

SOUTH AFRICA — 0.5%
Anglo American Platinum	547	$32,556
AngloGold Ashanti	4,578	79,813
ArcelorMittal South Africa *	49,852	8,377
Aspen Pharmacare Holdings	1,187	7,469
Bid	2,069	43,092
Bidvest Group	5,310	68,170
Capitec Bank Holdings	2,849	234,133
Clicks Group	21,570	306,787
Combined Motor Holdings	12,142	18,415
Discovery	5,521	50,686
Exxaro Resources	18,619	217,003
FirstRand	21,332	91,218
Gold Fields	6,068	31,615
Group	26,284	206,098
Growthpoint Properties ‡	17,805	29,598
Hulamin	178,974	31,818
Kumba Iron Ore	7,767	256,653
Merafe Resources	1,219,900	103,169
MiX Telematics ADR	3,883	58,090
Momentum Metropolitan Holdings	14,299	16,916
MultiChoice Group *	658	6,151
Naspers, Cl N	1,495	363,922
Netcare	49,850	57,967
Pick n Pay Stores	25,688	119,043
Remgro	4,291	53,415
Sappi	9,469	34,450
Standard Bank Group	449	5,598
Tiger Brands	2,842	44,048
Tongaat Hulett *	13,500	12,433
Vodacom Group	2,011	16,431
Wilson Bayly Holmes-Ovcon	15,832	127,593
Woolworths Holdings	11,784	45,024

		2,777,751

SOUTH KOREA — 2.8%
Amorepacific	607	71,598
BGF retail	370	64,022
Celltrion *	2,027	290,307
Cheil Worldwide	3,148	71,905
Chongkundang Holdings	1,800	157,693
CJ Logistics *	370	42,795
CKD Bio	3,700	90,074
Cymechs	15,100	94,659
Daelim Industrial	502	44,740
Daewon San Up	3,484	17,694
Daihan Pharmaceutical	4,200	118,462
Daishin Securities	6,200	62,068
Daum Kakao	26	2,784
DB Insurance	988	46,662
Dongsuh	1,830	27,576

COMMON STOCK (continued)

	Shares	Value

SOUTH KOREA (continued)
Dongwon Development	1,106	$4,493
Douzone Bizon	2,077	111,907
Fila Korea	10,723	608,794
GS Engineering & Construction	814	23,252
Hanmi Science ltd	393	15,531
Hanon Systems	6,330	62,412
Hanwha Chemical	3,004	47,174
HLB *	712	16,221
HwaSung Industrial	1,820	19,964
Hyundai Engineering & Construction	676	24,528
Hyundai Glovis	558	72,431
Hyundai Mobis	797	161,839
Hyundai Motor	6,547	698,825
Hyundai Steel	1,261	41,205
Industrial Bank of Korea	5,256	58,337
INTOPS	9,200	115,402
Kangwon Land	3,282	85,328
KB Financial Group	28,982	1,062,415
KB Financial Group ADR	300	10,851
Kia Motors	8,915	328,831
Koh Young Technology	476	33,381
Kolmar Korea	743	34,742
Kolon Industries	936	31,484
Korea Electric Power	7,240	170,800
Korea Zinc	233	87,077
KT ADR	770	9,086
KT Hitel *	3,091	14,898
KT&G	13,098	1,064,677
Kumho Petrochemical	1,216	83,737
LG	2,445	145,918
LG Electronics	4,082	224,317
LG Household & Health Care	161	170,804
LG Uplus	15,645	171,731
Lotte Chemical	235	46,154
Lotte Chilsung Beverage	480	58,848
Macquarie Korea Infrastructure Fund	16,303	160,547
Mando	400	11,427
Medy-Tox	302	106,426
Meritz Fire & Marine Insurance	2,426	40,806
NAVER	2,570	299,413
NCSoft	199	80,900
NICE Information Service	1,845	24,264
NongShim	172	34,075
OCI	582	36,883
Orion	636	43,277
Ottogi	93	50,702
S&T Holdings	519	6,658

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

SOUTH KOREA (continued)
S-1, Cl 1	746	$65,916
Samsung C&T	1,434	110,639
Samsung Electronics	80,459	3,060,345
Samsung Electronics GDR	28	26,931
Samsung Fire & Marine Insurance	742	165,056
Samsung Life Insurance	5,800	372,324
Samsung SDI	351	73,261
Samsung SDS	2,521	442,817
SeAH Steel Holdings	2,320	101,807
Shinhan Financial Group	6,267	230,157
SK Holdings	397	74,055
SK Hynix	6,551	422,091
SK Innovation	1,489	214,888
SK Materials	408	61,289
SK Telecom	890	186,651
SK Telecom ADR	2,755	63,117
S-Oil	1,707	134,956
Tovis	11,300	66,195
Wins	6,000	64,449
Woongjin Coway	649	45,846
Woori Financial Group	6,791	75,102
Yuhan	307	56,112

		14,129,815

SPAIN — 0.6%
Aena SME	685	124,089
Amadeus IT Group, Cl A	3,747	295,075
Banco Bilbao Vizcaya Argentaria	21,589	109,718
Banco de Sabadell	63,095	54,930
Bankia	30,143	59,540
CaixaBank	13,160	32,488
Cellnex Telecom	8,214	307,247
Ence Energia y Celulosa	17,100	61,644
Ferrovial	3,297	85,699
Grifols	7,874	254,939
Iberdrola	27,292	258,366
Industria de Diseno Textil	9,777	291,863
Masmovil Ibercom *	11,084	251,909
Naturhouse Health SAU	19,700	42,803
Red Electrica	3,696	69,881
Repsol	17,086	271,186
Siemens Gamesa Renewable Energy	4,178	58,339
Telefonica	31,432	240,230

		2,869,946

SWEDEN — 1.8%
Alfa Laval	2,574	47,896
Assa Abloy, Cl B	6,651	153,105
Bilia, Cl A	78,100	690,187

COMMON STOCK (continued)

	Shares	Value

SWEDEN (continued)
Castellum	7,198	$146,279
Elekta, Cl B	26,301	375,104
Essity, Cl B	48,362	1,436,065
Fabege	5,889	91,088
Hemfosa Fastigheter	4,300	38,816
Hennes & Mauritz, Cl B	9,185	160,005
Hexagon, Cl B	1,080	52,372
Hexpol	8,999	68,520
Holmen, Cl B	4,495	95,193
Husqvarna, Cl B	11,234	99,758
Lundin Petroleum	4,023	127,033
New Wave Group, Cl B	10,700	71,463
Nobia	18,500	120,127
Nordic Waterproofing Holding	8,300	71,405
NP3 Fastigheter	12,300	107,277
Sandvik	24,104	370,211
Securitas, Cl B	12,255	189,998
Skanska, Cl B	2,585	48,184
Svenska Cellulosa SCA, Cl B	7,155	59,458
Svenska Handelsbanken, Cl A	12,595	113,609
Swedbank, Cl A	7,228	98,687
Swedish Match	3,098	118,129
Swedish Orphan Biovitrum *	3,879	74,993
Tele2, Cl B	18,703	267,740
Telefonaktiebolaget LM Ericsson, Cl B	305,067	2,677,285
Telia	43,435	193,721
Volvo, Cl B	65,800	978,341

		9,142,049

SWITZERLAND — 1.9%
Alcon *	860	49,982
Autoneum Holding	600	65,892
Cie Financiere Richemont	7,465	636,685
Galenica	3,105	159,798
Geberit	550	253,233
Givaudan	140	371,228
Helvetia Holding	850	108,261
Kuehne + Nagel International	939	138,183
Nestle	23,091	2,443,006
Novartis	4,302	394,404
Partners Group Holding	185	147,625
Roche Holding	10,916	2,919,728
Schindler Holding	591	136,045
SGS	98	241,546
Sika	2,062	297,190
STMicroelectronics	16,598	304,723
Swiss Re	996	96,315
Swisscom	581	280,725
Tecan Group	1,039	263,678
Vetropack Holding	40	82,012

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

SWITZERLAND (continued)
VP Bank	700	$109,626
Zurich Insurance Group	837	290,434

		9,790,319

TAIWAN — 1.6%
Acer	145,000	88,026
Asia Vital Components	153,000	198,787
AU Optronics	87,000	23,015
Cheng Shin Rubber Industry	61,000	78,989
Chia Chang	11,000	13,987
Chicony Electronics	19,477	49,648
Chipbond Technology	202,000	408,076
Chunghwa Telecom	87,000	301,785
Compal Electronics	69,000	42,315
CTBC Financial Holding	117,915	76,796
CTCI	39,000	57,054
Darfon Electronics	105,000	140,562
Delta Electronics	49,946	242,119
E.Sun Financial Holding	115,299	96,181
Eclat Textile	6,060	79,772
Far Eastern New Century	61,939	58,783
Far EasTone Telecommunications	5,000	11,482
First Financial Holding	113,038	84,872
Formosa Chemicals & Fibre	37,000	112,769
Formosa Petrochemical	27,000	91,669
Formosa Plastics	56,200	180,602
Gamania Digital Entertainment	3,000	6,532
Giant Manufacturing	62,673	479,385
Globe Union Industrial	133,000	69,177
Grand Pacific Petrochemical	130,000	85,258
Hiwin Technologies	10,380	92,717
Hon Hai Precision Industry	59,302	149,467
Hota Industrial Manufacturing	15,957	56,001
Jarllytec	66,000	146,028
King Slide Works	5,000	52,976
Largan Precision	335	45,506
Makalot Industrial	7,569	44,428
MediaTek	2,000	20,133
Mega Financial Holding	75,683	77,941
Novatek Microelectronics	182,000	968,056
Realtek Semiconductor	9,000	60,293
Ruentex Industries	17,400	37,133
Simplo Technology	15,000	117,046
St. Shine Optical *	3,000	50,190
Standard Foods	31,000	59,853
Taiwan Cooperative Financial Holding	54,029	36,410
Taiwan High Speed Rail *	73,000	97,535

COMMON STOCK (continued)

	Shares	Value

TAIWAN (continued)
Taiwan Semiconductor Manufacturing	34,000	$281,497
Taiwan Semiconductor Manufacturing ADR	32,388	1,380,700
Tong Yang Industry	26,000	38,171
TTY Biopharm	15,000	39,039
Unimicron Technology	32,000	39,012
Uni-President Enterprises	113,059	293,101
United Microelectronics	16,000	7,066
United Microelectronics ADR	71,433	155,724
Voltronic Power Technology *	3,150	68,044
Walsin Lihwa	383,000	184,816
Wan Hai Lines	86,000	57,389
Win Semiconductors	11,000	93,723
Yuanta Financial Holding	305,000	171,115
Zhen Ding Technology Holding	61,000	223,139

		8,221,890

THAILAND — 0.9%
Advanced Info Service	24,340	168,410
Advanced Information Technology	63,300	49,831
Bangkok Bank	7,190	42,340
Bangkok Dusit Medical Services, Cl F	159,617	129,510
Bangkok Expressway & Metro	95,425	32,532
Bank of Ayudhya NVDR	24,000	30,616
Central Pattana	37,000	87,724
Central Plaza Hotel	44,700	49,316
CP ALL	28,900	81,482
CP ALL NVDR	139,385	392,846
Electricity Generating	8,414	89,735
Fabrinet *	1,300	69,784
Hana Microelectronics	86,800	78,899
Home Product Center	156,100	87,140
Kasikornbank	6,500	36,403
Muramoto Electron Thailand NVDR	2,100	12,128
Pruksa Holding	215,400	154,033
PTT	62,100	95,096
PTT Exploration & Production NVDR	42,400	186,299
Quality Houses	1,778,200	175,397
Sea ADR *	29,529	1,036,468
Siam Cement	4,700	66,206
Susco	1,073,500	111,750
Thai Beverage	123,800	75,155
Thai Oil	19,000	42,492
Thai Rayon NVDR	40,215	48,682
Thai Wah	214,100	50,123
Thanachart Capital	386,500	740,339

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

THAILAND (continued)
Thanachart Capital NVDR	9,962	$19,093
TMB Bank	671,876	41,252
WHA NVDR	1,832,700	278,280

		4,559,361

TURKEY — 0.3%
Akbank T.A.S.	160,711	216,807
Arcelik	3,715	11,625
Enka Insaat ve Sanayi	68,300	74,629
Eregli Demir ve Celik Fabrikalari	109,570	145,804
KOC Holding	50,795	169,668
Pegasus Hava Tasimaciligi *	25,079	213,915
Trakya Cam Sanayii	118,252	58,690
Turk Hava Yollari AO *	16,007	35,665
Turkiye Garanti Bankasi	112,873	198,359
Turkiye Is Bankasi, Cl C	172,848	192,677
Turkiye Vakiflar Bankasi TAO, Cl D	166,789	151,656

		1,469,495

UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	54,037	132,136
Network International Holdings *	20,942	156,094

		288,230

UNITED KINGDOM — 3.7%
3i Group	18,219	246,249
Aon	1,495	282,929
Ashmore Group	17,356	112,653
Ashtead Group	23,987	660,838
AstraZeneca	2,550	219,186
AVEVA Group	3,643	176,219
B&M European Value Retail	18,989	85,273
BAE Systems	158,560	1,053,379
Balfour Beatty	60,345	150,711
Barratt Developments	96,594	753,377
Barrick Gold	4,614	79,632
Berkeley Group Holdings	1,956	91,915
BHP Group	8,766	209,063
Biffa	40,500	107,885
BP PLC	9,693	64,164
BT Group, Cl A	56,237	132,099
Bunzl	1,986	51,703
Burford Capital	12,896	235,602
Carnival	1,327	60,087
Clinigen Group	15,527	189,791
Close Brothers Group	5,300	85,681
CNH Industrial	146,720	1,481,027
Coca-Cola European Partners	4,900	270,872

COMMON STOCK (continued)

	Shares	Value

UNITED KINGDOM (continued)
Compass Group	6,200	$156,822
Croda International	1,578	89,500
Dart Group	5,000	45,999
De La Rue	18,400	52,087
Devro	30,000	74,813
Diageo	27,559	1,153,182
Drax Group	127,099	465,211
easyJet	86,503	1,009,510
Endava ADR	4,488	166,056
Entertainment One	18,365	98,243
Euromoney Institutional Investor	1,187	19,876
Ferguson	1,378	102,662
Ferrexpo	20,100	62,750
Flutter Entertainment	804	63,767
Fresnillo	2,494	18,087
GlaxoSmithKline	9,477	196,337
Globaltrans Investment GDR	9,203	81,061
Greene King	10,600	80,417
Greggs	3,448	93,535
GW Pharmaceuticals ADR *	3,638	590,447
Halfords Group	17,600	40,851
Hammerson ‡	33,969	88,214
Headlam Group	10,500	56,046
Highland Gold Mining	36,000	95,244
Hon Hai Precision Industry GDR	40,976	209,610
HSBC Holdings	28,182	225,286
Imperial Brands	15,081	383,149
Inchcape	16,400	124,372
Informa	20,054	212,910
Intermediate Capital Group	6,824	115,398
International Personal Finance	32,400	39,953
Intertek Group	702	48,510
Kingspan Group	1,883	92,139
Land Securities Group ‡	14,286	138,279
Lloyds Banking Group	136,027	87,734
London Stock Exchange Group	1,189	95,560
LSR Group PJSC GDR	1,827	4,624
Marston’s	7,600	9,916
Merlin Entertainments	11,279	61,681
Micro Focus International	16,211	341,309
MMC Norilsk Nickel PJSC ADR	3,890	89,640
Mondi	1,941	42,215
National Express Group	23,100	117,838
National Grid	35,600	365,918
OneSavings Bank	25,700	113,229
Oxford Biomedica *	8,584	72,076
Pearson	8,139	86,225

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED KINGDOM (continued)
Petrofac	15,200	$77,263
Pets at Home Group	67,800	170,642
QinetiQ Group	9,100	31,950
Reckitt Benckiser Group	2,668	206,145
Redrow	18,761	128,002
RELX	4,800	114,036
Rentokil Initial	46,295	245,000
Rio Tinto	3,856	218,620
Rolls-Royce Holdings	4,646	48,615
Ros Agro GDR	12,900	149,967
Segro ‡	17,481	162,441
Serco Group *	119,481	214,174
Severn Trent	5,915	144,803
Spirax-Sarco Engineering	1,745	190,231
St. James’s Place	4,859	58,012
Stagecoach Group	57,600	91,062
SThree	20,100	68,861
Stock Spirits Group	33,634	93,666
Subsea 7	10,317	110,499
Tate & Lyle	23,172	211,893
Tesco	252,234	681,949
Unilever	3,792	228,073
Vesuvius	20,449	124,209
Weir Group	13,926	251,498
Whitbread	1,246	68,415

		18,868,649

UNITED STATES — 42.5%

Communication Services — 5.2%
Activision Blizzard	3,800	185,212
Alphabet, Cl A *	3,814	4,646,215
AT&T	55,356	1,884,872
Boingo Wireless *	12,163	182,688
Cardlytics *	6,953	197,465
Charter Communications, Cl A *	1,088	419,293
Comcast, Cl A	35,438	1,529,858
DHI Group *	23,000	84,640
Electronic Arts *	1,900	175,750
Entercom Communications, Cl A	33,469	190,104
Entravision Communications, Cl A	16,500	53,790
EverQuote, Cl A *	14,078	209,340
Facebook, Cl A *	34,984	6,794,942
Fluent *	26,760	139,152
Gaia, Cl A *	10,682	61,742
Gannett	13,100	134,275
Liberty Media -Liberty Formula One, Cl C *	4,812	189,497
Nexstar Media Group, Cl A	4,392	446,974
Omnicom Group	2,100	168,462

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Communication Services (continued)
Pareteum *	26,172	$91,602
QuinStreet *	11,140	181,471
Rosetta Stone *	10,238	235,064
Snap, Cl A *	56,536	949,805
Spotify Technology *	3,073	476,131
TechTarget *	7,250	166,895
TEGNA	6,389	97,049
T-Mobile US *	28,254	2,252,691
Townsquare Media, Cl A	12,500	67,375
Verizon Communications	32,486	1,795,501
Viacom, Cl B	21,200	643,420
Walt Disney	12,777	1,827,239

		26,478,514

Consumer Discretionary — 4.6%
Abercrombie & Fitch, Cl A	5,500	104,115
Advance Auto Parts	767	115,541
Afya, Cl A *	961	27,792
Amazon.com *	2,776	5,182,181
American Eagle Outfitters	11,509	203,594
AutoZone *	226	253,807
BorgWarner	21,500	812,700
Carriage Services, Cl A	5,630	107,646
Carrols Restaurant Group *	15,150	141,198
Century Casinos *	17,032	168,106
Cheesecake Factory	2,101	90,511
Citi Trends	3,200	49,120
Dave & Buster’s Entertainment	2,000	81,300
Delta Apparel *	5,400	102,816
Dollar General	1,600	214,432
Dollar Tree *	9,918	1,009,157
Express *	11,500	28,405
Flexsteel Industries	2,100	38,577
General Motors	22,300	899,582
Genesco *	3,500	137,830
Genuine Parts	1,395	135,482
G-III Apparel Group *	3,738	107,131
Hasbro	1,305	158,114
Haverty Furniture	4,800	86,928
Hibbett Sports *	2,700	49,680
Hilton Grand Vacations *	6,457	211,144
Home Depot	5,497	1,174,654
Hooker Furniture	2,900	60,465
HyreCar *	16,010	51,072
Kohl’s	13,900	748,654
La-Z-Boy, Cl Z	3,200	105,568
Leggett & Platt	2,680	107,120
LGI Homes *	2,451	172,281
Lowe’s	1,758	178,261

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
M/I Homes *	2,800	$99,036
Marriott International, Cl A	5,364	745,918
MasterCraft Boat Holdings *	7,718	128,119
McDonald’s	9,317	1,963,278
Modine Manufacturing *	5,200	71,344
NIKE, Cl B	5,723	492,350
O’Reilly Automotive *	413	157,254
Penske Automotive Group	2,331	107,156
PetMed Express	5,200	90,324
RCI Hospitality Holdings	3,400	57,630
Red Lion Hotels *	16,052	108,993
Rocky Brands	4,500	141,840
Ross Stores	2,720	288,402
Rubicon Project *	18,220	138,654
RumbleON, Cl B *	18,834	87,955
Ruth’s Hospitality Group	7,818	174,107
Shoe Carnival	2,600	65,988
Six Flags Entertainment	3,865	204,188
Sonic Automotive, Cl A	4,400	121,308
Starbucks	4,300	407,167
Tailored Brands	5,200	25,324
Target	13,800	1,192,320
TJX	10,296	561,750
Toll Brothers	24,000	863,280
TopBuild *	4,983	404,271
Unique Fabricating	11,800	30,326
Whirlpool	6,400	931,072
William Lyon Homes, Cl A *	5,900	115,876
Williams-Sonoma	2,526	168,434
Winnebago Industries	2,200	88,660
Wolverine World Wide	3,820	103,713
Yum China Holdings	3,307	150,468
Yum! Brands	1,857	208,950
ZAGG *	6,300	41,769

		23,652,188

Consumer Staples — 1.7%
Altria Group	5,996	282,232
B&G Foods	9,594	175,378
Church & Dwight	3,796	286,370
Clorox	2,323	377,720
Colgate-Palmolive	5,700	408,918
Estee Lauder, Cl A	2,837	522,547
Hormel Foods	6,488	265,943
Hostess Brands, Cl A *	14,910	210,529
Ingles Markets, Cl A	2,200	69,256
John B Sanfilippo & Son	2,329	202,413
Kellogg	5,200	302,744
Kimberly-Clark	3,465	470,027
McCormick	2,433	385,728

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Consumer Staples (continued)
Molson Coors Brewing, Cl B	17,800	$961,022
PepsiCo	4,568	583,836
Primo Water *	10,495	155,011
Procter & Gamble	6,310	744,832
SpartanNash	6,000	70,920
Sysco	4,300	294,851
Village Super Market, Cl A	3,400	85,102
Walgreens Boots Alliance	19,858	1,082,062
Walmart	7,365	812,949
Weis Markets	900	32,805

		8,783,195

Energy — 1.6%
Arch Coal	700	62,412
Bonanza Creek Energy *	4,900	106,820
Callon Petroleum *	33,371	164,185
Carrizo Oil & Gas *	6,600	62,898
Chevron	6,824	840,103
CNX Resources *	10,800	88,776
Concho Resources	973	95,043
DHT Holdings	9,000	50,850
DMC Global	5,637	294,477
EOG Resources	6,900	592,365
Evolution Petroleum	13,388	81,667
ExxonMobil	18,943	1,408,601
Golar LNG	1,200	20,328
Jagged Peak Energy *	18,262	134,043
Mammoth Energy Services	1,300	8,424
Marathon Petroleum	10,800	609,012
McDermott International *	17,357	111,432
Midstates Petroleum *	5,130	23,342
Murphy Oil	7,152	171,934
NACCO Industries, Cl A	1,700	90,355
National Energy Services Reunited *	6,600	52,800
Occidental Petroleum	5,407	277,704
PDC Energy *	4,088	117,448
Peabody Energy	6,171	129,961
Penn Virginia *	2,472	84,641
Phillips 66	3,800	389,728
Renewable Energy Group *	2,500	33,975
SilverBow Resources *	3,800	39,482
Smart Sand *	24,200	56,870
SRC Energy *	21,900	89,352
Unit *	2,400	15,600
Valero Energy	18,337	1,563,229
W&T Offshore *	9,600	43,104
Whiting Petroleum *	5,893	104,188

		8,015,149

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Financials — 5.8%
1st Constitution Bancorp	5,100	$92,871
Aflac	8,510	447,966
AGNC Investment ‡	9,799	167,955
American Express	2,800	348,236
American National Bankshares	2,600	96,174
Ameriprise Financial	6,900	1,004,019
Annaly Capital Management ‡	10,848	103,598
Apollo Commercial Real Estate Finance ‡	3,800	71,516
Ares Commercial Real Estate ‡	10,900	165,353
Atlantic Capital Bancshares *	10,055	184,911
Atlantic Union Bankshares	9,365	356,151
Bank of Commerce Holdings	8,200	88,314
Banner	1,920	113,779
Bar Harbor Bankshares	6,100	154,879
BB&T	4,900	252,497
Berkshire Hathaway, Cl B *	2,953	606,635
Berkshire Hills Bancorp	6,100	200,080
C&F Financial	2,000	108,600
Cadence BanCorp, Cl A	15,786	270,572
Capital One Financial	23,874	2,206,435
CB Financial Services	400	9,760
CenterState Bank	12,775	310,688
Central Pacific Financial	4,400	129,668
Chemical Financial	3,595	151,134
Chimera Investment ‡	15,413	297,163
Chubb	1,123	171,639
Cincinnati Financial	2,100	225,393
Citigroup	46,405	3,302,180
Citizens Financial Group	27,700	1,032,102
CME Group, Cl A	1,500	291,630
CNB Financial	6,400	180,608
Customers Bancorp *	9,800	202,076
Dime Community Bancshares	3,000	60,540
Dynex Capital ‡	7,033	114,638
Eagle Bancorp	5,571	224,567
Enterprise Financial Services	4,584	191,061
Evans Bancorp	2,200	81,532
Everest Re Group	489	120,607
Exantas Capital ‡	7,700	86,163
Farmers National Banc	5,200	75,972
FB Financial	2,265	86,093
Federal Agricultural Mortgage, Cl C	2,400	185,448
Fidelity National Financial	3,028	129,841
Financial Institutions	5,900	181,661
First Bancorp Maine	2,200	57,662

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Financials (continued)
First Business Financial Services	2,700	$64,341
First Commonwealth Financial	12,700	174,879
First Defiance Financial	5,100	146,472
First Financial	3,400	147,594
First Interstate BancSystem, Cl A	5,224	209,117
First Merchants	4,501	177,384
Flushing Financial	3,300	67,188
FNB	26,875	323,844
FS Bancorp	1,400	69,020
Hanmi Financial	6,400	137,536
Heritage Commerce	13,040	161,305
Heritage Insurance Holdings	29,417	395,364
Horizon Bancorp	2,941	51,232
Horizon Technology Finance, Cl C	5,700	69,711
IBERIABANK	4,119	323,630
Independent Bank	5,700	123,918
Independent Bank Group	1,489	84,590
Intercontinental Exchange	2,900	254,794
JPMorgan Chase	6,140	712,240
Lakeland Bancorp	7,035	115,233
LCNB	4,100	73,841
Lincoln National	18,500	1,208,790
M&T Bank	1,000	164,250
Marsh & McLennan	3,200	316,160
Mercantile Bank	2,000	67,200
Meta Financial Group	10,260	316,726
Midland States Bancorp	6,800	184,416
MidWestOne Financial Group	6,400	198,848
Mortgage Investment Trust ‡	4,700	76,892
National Western Life Group, Cl A	300	80,700
New Mountain Finance	10,300	141,831
New Residential Investment ‡	17,494	274,481
New York Mortgage Trust ‡	23,700	144,807
Newtek Business Services	3,800	81,928
Northeast Bank	3,500	76,825
Northrim BanCorp	3,500	136,395
Oaktree Specialty Lending	16,700	89,011
OneMain Holdings, Cl A	12,324	510,830
OP Bancorp	4,899	48,304
Pacific Premier Bancorp	6,592	208,505
Parke Bancorp	3,700	88,689
PennantPark Investment	17,000	112,880
Peoples Bancorp	2,100	68,061
People’s Utah Bancorp	5,075	153,773
Pinnacle Financial Partners	3,714	225,588

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Financials (continued)
PNC Financial Services Group	2,200	$314,380
Preferred Bank	8,674	470,044
Premier Financial Bancorp	5,400	84,348
Primerica	1,744	213,971
Republic Bancorp, Cl A	1,000	47,770
Riverview Bancorp	8,900	75,650
S&P Global	4,245	1,039,813
Sandy Spring Bancorp	200	7,288
Selective Insurance Group	4,673	351,410
Shore Bancshares	4,300	70,520
Sierra Bancorp	2,500	65,175
Southern National Bancorp of Virginia	10,000	159,200
Stifel Financial	3,319	198,509
Summit Financial Group	1,700	45,237
THL Credit	17,800	118,548
Torchmark	2,000	182,640
Triumph Bancorp *	6,436	200,868
Umpqua Holdings	10,172	177,603
United Community Financial	7,800	79,404
Universal Insurance Holdings	6,200	153,822
US Bancorp	6,115	349,472
Wells Fargo	22,800	1,103,748
West Bancorporation	2,700	57,186
Wintrust Financial	2,313	165,472

		29,531,568

Health Care — 6.0%
AbbVie	6,715	447,353
Addus HomeCare *	2,723	219,447
Albireo Pharma *	1,707	44,194
Allergan	7,247	1,163,143
Alphatec Holdings *	11,492	54,012
Amgen	6,100	1,138,138
ANI Pharmaceuticals *	5,881	497,474
Antares Pharma *	36,562	116,633
Anthem	1,041	306,689
ArQule *	10,500	105,945
Audentes Therapeutics *	2,220	86,402
Axogen *	7,167	128,863
Axsome Therapeutics *	2,994	76,347
Becton Dickinson	1,758	444,422
BioCryst Pharmaceuticals *	10,823	34,309
Biogen *	3,400	808,588
Biohaven Pharmaceutical Holding *	1,472	63,355
BioLife Solutions *	9,041	172,412
BioSpecifics Technologies *	2,418	140,486
BioTelemetry *	3,493	163,996
Bristol-Myers Squibb	8,939	396,981

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Cara Therapeutics *	4,079	$97,651
Catasys *	10,500	182,910
Celgene *	7,568	695,196
Centene *	7,280	379,215
Champions Oncology *	12,473	80,700
Cigna	3,014	512,139
Codexis *	6,431	118,137
Corbus Pharmaceuticals Holdings *	6,417	38,502
Corcept Therapeutics *	10,000	112,600
CryoLife *	7,145	205,919
CryoPort *	17,565	359,556
Cymabay Therapeutics *	7,001	43,266
CytoSorbents *	16,105	113,057
Danaher	3,089	434,005
DaVita *	25,846	1,546,883
Dicerna Pharmaceuticals *	5,991	81,657
Eagle Pharmaceuticals *	4,900	268,814
Edwards Lifesciences *	1,607	342,050
Eli Lilly	3,763	409,979
Emergent BioSolutions *	3,575	157,801
Fluidigm *	16,983	199,550
FONAR *	6,698	164,369
Gilead Sciences	3,600	235,872
GlycoMimetics *	4,877	45,015
HCA Healthcare	13,362	1,783,961
Henry Schein *	2,260	150,380
Homology Medicines *	2,623	46,637
Innoviva *	12,300	146,124
Intellia Therapeutics *	6,600	119,460
Intuitive Surgical *	1,685	875,374
Jazz Pharmaceuticals *	6,200	864,156
Johnson & Johnson	5,200	677,144
Joint *	9,442	174,488
Kindred Biosciences *	9,571	65,274
Kura Oncology *	5,209	99,596
Lannett *	13,200	93,324
Lantheus Holdings *	3,200	72,384
MacroGenics *	4,418	63,575
Medpace Holdings *	5,862	461,691
Medtronic	4,676	476,671
Merck	19,827	1,645,443
Mesa Laboratories	882	221,982
NanoString Technologies *	3,638	119,545
NeoGenomics *	16,079	391,845
NuVasive *	3,040	202,464
OptimizeRx *	9,664	145,830
OrthoPediatrics *	6,191	218,604
Owens & Minor	6,600	17,886

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Patterson	5,154	$102,049
Pfizer	41,447	1,609,801
Progenics Pharmaceuticals *	34,666	186,503
Protagonist Therapeutics *	4,178	46,042
Quanterix *	8,463	262,184
Quotient *	16,168	170,734
Ra Pharmaceuticals *	3,924	133,573
RadNet *	11,999	176,745
Stemline Therapeutics *	4,802	63,723
Surmodics *	4,969	207,207
Syneos Health, Cl A *	4,559	232,919
Tabula Rasa HealthCare *	4,898	295,202
Tactile Systems Technology *	4,697	271,205
Thermo Fisher Scientific	1,795	498,436
Twist Bioscience *	2,464	83,086
UnitedHealth Group	11,075	2,757,786
Vanda Pharmaceuticals *	5,677	70,679
Veracyte *	12,390	351,504
Vericel *	7,083	135,427
Viking Therapeutics *	8,874	68,241
Vocera Communications *	7,896	202,690
Voyager Therapeutics *	3,888	85,575
ZIOPHARM Oncology *	18,681	129,646
Zynex	16,955	141,066

		30,849,893

Industrials — 3.4%
ACCO Brands	17,300	169,194
Alaska Air Group	3,006	190,460
Allied Motion Technologies	3,142	124,549
Allison Transmission Holdings	18,600	854,670
AMETEK	3,600	322,596
ARC Document Solutions *	25,300	47,817
Arconic	38,100	954,024
Atkore International Group *	15,019	409,869
Atlas Air Worldwide Holdings *	8,792	401,355
Boeing	2,332	795,632
CAI International *	5,100	116,280
CBIZ *	17,188	401,684
CH Robinson Worldwide	3,709	310,555
Columbus McKinnon	7,745	297,718
Cornerstone Building Brands *	13,400	77,988
CRA International	2,617	113,630
CSX	5,900	415,360
Cubic	1,629	107,840
Cummins	5,600	918,400
Ducommun *	5,360	225,924
EMCOR Group	2,362	199,329
Equifax	1,700	236,453

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
Expeditors International of Washington	3,900	$297,765
FedEx	4,800	818,544
Fortive	2,250	171,113
General Dynamics	1,500	278,910
Gibraltar Industries *	3,127	129,583
GMS *	6,800	153,068
Hawaiian Holdings	6,000	155,940
Honeywell International	3,027	522,036
Hurco	1,867	63,833
Interface, Cl A	4,200	58,212
Kadant	3,069	286,829
Kelly Services, Cl A	6,400	178,112
Knoll	7,000	169,750
LiqTech International *	21,703	181,220
Lockheed Martin	3,046	1,103,170
Matson	2,200	90,002
Meritor *	10,400	257,192
Miller Industries	2,300	71,806
MYR Group *	3,909	141,193
Northrop Grumman	800	276,456
NV5 Global *	4,762	378,436
Park-Ohio Holdings	2,200	67,320
Quad	4,800	54,288
Quanta Services	6,135	229,572
Raytheon	1,222	222,758
Roper Technologies	433	157,460
SkyWest	5,369	325,952
Stanley Black & Decker	1,900	280,421
Sterling Construction *	12,553	157,164
Timken	2,118	96,814
TrueBlue *	3,200	63,264
Union Pacific	2,084	375,016
United Continental Holdings *	10,600	974,246
United Technologies	1,864	249,030
Universal Logistics Holdings	6,400	126,016
Vectrus *	5,900	238,596
Verisk Analytics, Cl A	300	45,516
Wabash National	10,500	166,215
Waste Management	1,400	163,800

		17,467,945

Information Technology — 9.5%
ACM Research, Cl A *	7,796	135,884
Adesto Technologies *	20,045	170,783
Adobe *	6,049	1,807,804
Agilysys *	7,987	195,921
Airgain *	9,713	126,075
Amphenol, Cl A	3,000	279,960
Apple	21,033	4,480,870

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Applied Materials	16,200	$799,794
Atlassian, Cl A *	11,083	1,552,950
Automatic Data Processing	1,930	321,384
AVX	10,243	156,001
Axcelis Technologies *	2,700	43,335
AXT *	19,810	84,589
Bel Fuse, Cl B	2,400	39,576
Belden	3,602	163,747
Benchmark Electronics	3,900	105,534
Brightcove *	17,107	213,495
Cabot Microelectronics	876	106,565
CACI International, Cl A *	1,379	296,692
Carbonite *	4,714	84,522
Cisco Systems	39,147	2,168,744
Corning	19,300	593,475
Cree *	1,276	79,342
CyberArk Software *	957	132,908
Digital Turbine *	37,313	202,610
EchoStar, Cl A *	29,627	1,348,621
eGain *	18,599	143,956
Evolving Systems *	13,315	10,752
Fidelity National Information Services	3,100	413,075
Finisar *	4,003	94,191
Fiserv *	2,261	238,377
FormFactor *	10,448	175,317
Globant *	2,718	288,108
Hackett Group	8,506	139,669
HP	42,300	889,992
Ichor Holdings *	9,333	235,285
Intel	20,300	1,026,165
International Business Machines	2,500	370,600
inTEST *	13,300	60,249
KEMET	4,600	92,552
Key Tronic *	6,153	30,334
Kimball Electronics *	4,100	65,190
KLA-Tencor	4,494	612,622
Kulicke & Soffa Industries	8,100	183,303
Lam Research	3,300	688,413
Mastercard, Cl A	10,357	2,819,900
MAXIMUS	1,554	114,235
Methode Electronics	2,100	62,895
Micron Technology *	11,676	524,136
Microsoft	43,512	5,929,380
MKS Instruments	1,775	151,106
MobileIron *	25,580	176,502
Model N *	10,805	236,197
MoneyGram International *	7,400	18,130

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Motorola Solutions	2,428	$402,951
Nanometrics *	3,950	123,951
Napco Security Technologies *	6,875	199,031
Nuance Communications *	6,186	102,935
NVIDIA	8,760	1,477,987
ON Semiconductor *	40,800	877,608
Oracle	23,265	1,309,820
Pagseguro Digital, Cl A *	2,060	89,569
Paychex	4,831	401,215
PayPal Holdings *	6,749	745,090
PC Connection	1,500	49,065
PCM *	2,800	97,524
Perficient *	3,973	135,757
Photronics *	8,445	81,325
Plexus *	1,800	107,478
Progress Software	3,430	148,485
QAD, Cl A	4,216	181,878
Qorvo *	20,567	1,507,355
QUALCOMM	4,021	294,176
Rudolph Technologies *	1,500	40,380
salesforce.com *	14,538	2,246,121
ScanSource *	4,000	135,800
ShotSpotter *	4,060	152,615
SMART Global Holdings *	3,600	109,584
SS&C Technologies Holdings	15,400	738,430
StoneCo, Cl A *	3,200	112,032
SYNNEX	2,244	221,124
Tech Data *	1,254	127,080
Total System Services	6,253	848,657
Ultra Clean Holdings *	5,700	83,163
Unisys *	15,096	187,039
Upland Software *	6,585	289,674
Verint Systems *	3,702	214,235
VeriSign *	1,393	294,048
Visa, Cl A	13,626	2,425,428
Vishay Precision Group *	2,800	114,072
Wayside Technology Group	5,374	60,619
Zix *	21,650	197,232

		48,412,345

Materials — 1.8%
Advanced Emissions Solutions	11,200	142,576
AdvanSix *	4,000	102,560
Air Products & Chemicals	1,818	414,995
American Vanguard	5,992	85,566
Ball	1,810	129,379
CF Industries Holdings	20,862	1,033,921
Constellium, Cl A *	11,000	132,110
Eastman Chemical	2,600	195,910

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Materials (continued)
Ecolab	1,584	$319,540
Ferro *	11,619	171,148
Friedman Industries	11,600	71,688
HB Fuller	1,109	53,021
Huntsman	27,200	558,960
International Flavors & Fragrances	73	10,511
International Paper	2,700	118,557
Kaiser Aluminum	1,610	154,995
Koppers Holdings *	7,962	217,363
Kraton *	6,000	184,020
Linde	2,932	560,833
LyondellBasell Industries, Cl A	12,100	1,012,649
Martin Marietta Materials	1,100	272,525
Materion	5,069	314,937
Mercer International	9,400	122,482
Packaging Corp of America	1,500	151,455
PPG Industries	2,294	269,293
Rayonier Advanced Materials	8,100	37,665
Schnitzer Steel Industries, Cl A	6,100	162,443
Sherwin-Williams	2,729	1,400,086
TimkenSteel *	6,945	48,546
US Concrete *	3,060	144,095
Verso *	5,900	95,462
Vulcan Materials	1,600	221,360
Warrior Met Coal	2,800	69,272
Wheaton Precious Metals	5,678	148,309

		9,128,232

Real Estate — 1.9%
Acadia Realty Trust ‡	10,039	281,795
American Tower, Cl A ‡	3,200	677,184
Ashford Hospitality Trust ‡	14,400	39,024
AvalonBay Communities ‡	1,739	363,086
Boston Properties ‡	2,209	293,687
Braemar Hotels & Resorts ‡	6,500	59,280
CBRE Group, Cl A *	19,300	1,023,093
City Office ‡	7,900	97,802
Crown Castle International ‡	3,821	509,186
Equinix ‡	794	398,667
Equity Residential ‡	5,785	456,379
Essential Properties Realty Trust ‡	5,175	109,296
Franklin Street Properties ‡	9,800	78,988
Gladstone Commercial ‡	4,900	104,174
Global Medical ‡	6,800	70,244
Global Net Lease ‡	3,600	70,272
Independence Realty Trust ‡	26,875	331,906

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Real Estate (continued)
Industrial Logistics Properties Trust ‡	5,500	$117,590
Iron Mountain ‡	4,505	132,492
Jernigan Capital ‡	14,868	294,981
Kite Realty Group Trust ‡	8,100	128,871
National Storage Affiliates Trust ‡	8,038	243,471
Pebblebrook Hotel Trust ‡	7,451	208,553
Preferred Apartment Communities, Cl A ‡	8,900	128,961
PS Business Parks ‡	1,245	217,875
Public Storage ‡	1,400	339,864
QTS Realty Trust, Cl A ‡	5,620	260,094
Rexford Industrial Realty ‡	9,339	386,635
Sabra Health Care ‡	10,868	224,316
Simon Property Group ‡	2,746	445,401
Summit Hotel Properties ‡	7,900	87,769
Ventas ‡	4,300	289,347
VEREIT ‡	89,400	815,328
Welltower ‡	5,400	448,848

		9,734,459

Utilities — 1.0%
Ameren	1,847	139,799
American Electric Power	3,937	345,708
AquaVenture Holdings *	10,903	187,859
Black Hills	2,026	160,358
CMS Energy	3,900	227,058
Consolidated Edison	3,400	288,864
Dominion Energy	9,579	711,624
DTE Energy	1,829	232,484
Duke Energy	2,711	235,098
Exelon	15,414	694,555
IDACORP	2,275	232,187
New Jersey Resources	2,660	132,654
NextEra Energy	700	145,019
Portland General Electric	2,993	164,166
South Jersey Industries	5,138	174,949
Southern	6,898	387,668
Spire	2,184	179,983
TerraForm Power, Cl A	9,708	149,600
WEC Energy Group	3,066	262,020
Xcel Energy	4,722	281,475

		5,333,128

		217,386,616

Total Common Stock (Cost $419,058,095)		479,635,046

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

REGISTERED INVESTMENT COMPANIES — 3.8%

	Shares/ Number of Warrants	Value

EXCHANGE TRADED FUNDS — 3.8%
iShares MSCI ACWI Index Fund	15,450	$1,139,592
iShares Russell 2000 Growth Index Fund	91,430	18,605,091

		19,744,683
Total Registered Investment Companies (Cost $19,572,854)		19,744,683

PREFERRED STOCK — 0.3%

BRAZIL (D) — 0.3%
Banco Bradesco	600	5,446
Banco do Estado do Rio Grande do Sul	57,800	357,733
Centrais Eletricas Santa Catarina	1,800	21,918
Cia Paranaense de Energia	22,700	294,074
Itausa - Investimentos Itau	24,817	81,415
Lojas Americanas	14,793	70,353
Petroleo Brasileiro	10,500	72,250
Telefonica Brasil	18,372	251,244

		1,154,433

CHILE — 0.0%
Embotelladora Andina, Cl B, 2.220%	23,398	82,257

GERMANY — 0.0%
STO & KGaA, 0.247%	800	81,825

SOUTH AFRICA — 0.0%
Absa Bank, 36.851%	223	11,763

SOUTH KOREA — 0.0%
CJ *(A)(B)(D)	78	3,203
LG Chemical, 2.840%	358	54,104
LG Household & Health Care, 1.430%	106	71,785

		129,092

Total Preferred Stock (Cost $1,002,341)		1,459,370

WARRANTS* — 0.0%

Malaysia — 0.0%
Paramount, Expires 12/31/21 (A)(B)	43,120	1,327

SINGAPORE — 0.0%
Ezion Holdings, Expires 04/16/23 (A)(B)	102,720	–

Total Warrants (Cost $–)		1,327

Total Investments— 97.9% (Cost $439,633,290)		$500,840,426

A list of the open forward foreign currency contracts held by the Fund at July 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver		Currency to Receive	Unrealized Appreciation/ (Depreciation)

State Street	08/15/19	USD	3,504,100	EUR	3,957,009	$73,031

State Street	10/10/19	USD	506,700	GBP	634,479	16,105

Brown Brothers Harriman	10/31/19	USD	642,600	AUD	444,654	3,831

Brown Brothers Harriman	12/18/19	CHF	573,487	USD	561,000	(1,729)

Brown Brothers Harriman	12/18/19	USD	561,000	CHF	573,268	1,510

						$92,748

Percentages are based on net assets of $511,455,092.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2019, was $303,156 and represented 0.1% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered Master Limited Partnership. At July 31, 2019, these securities amounted to $2,609,770 or 0.5% of Net Assets.
(D)	There is currently no stated rate.

ACWI — All Country World Index
ADR — American Depositary Receipt
AUD — Australian Dollar
CHF — Swiss Franc
Cl — Class
EUR — Euro
GBP — British Pound
GDR — Global Depositary Receipt
LP — Limited Partnership
MSCI — Morgan Stanley Capital International
MYR — Malaysian Ringgit
NVDR — Non-Voting Depositary Receipt
PJSC — Private Joint Stock Company
USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2019
(Unaudited)

The following is a list of the inputs used as of July 31, 2019, in valuing the Fund’s investments and other financial instruments carried at market value:
Investments in Securities	Level 1	Level 2		Level 3‡	Total
Common Stock
Argentina	$158,927	$–		$–	$158,927
Australia	–	7,960,596		–	7,960,596
Austria	–	908,635		–	908,635
Belgium	–	2,656,353		151,549	2,807,902
Bermuda	2,609,770	–		–	2,609,770
Brazil	5,417,759	–		–	5,417,759
Canada	12,510,431	–		–	12,510,431
Chile	836,291	60,827		–	897,118
China	7,723,738	16,772,783		–	24,496,521
Colombia	235,654	–		–	235,654
Denmark	–	3,207,188		–	3,207,188
Egypt	9,342	209,452		–	218,794
Finland	–	1,546,356		–	1,546,356
France	310,356	16,855,577		–	17,165,933
Germany	85,315	14,304,062		–	14,389,377
Greece	172,627	112,828		–	285,455
Hong Kong	48,231	13,685,153		37,493	13,770,877
Hungary	19,214	635,659		–	654,873
India	1,595,236	6,160,589		109,510	7,865,335
Indonesia	48,875	2,155,993		–	2,204,868
Ireland	2,980,935	489,697		–	3,470,632
Israel	624,536	2,080,212		–	2,704,748
Italy	–	7,081,013		–	7,081,013
Japan	–	24,115,347		–	24,115,347
Malaysia	10,034	2,096,123		–	2,106,157
Mexico	2,140,551	–		–	2,140,551
Netherlands	4,621,233	10,007,997		–	14,629,230
New Zealand	–	746,216		–	746,216
Norway	–	1,485,301		–	1,485,301
Panama	378,923	–		–	378,923
Peru	272,167	–		–	272,167
Philippines	30,846	1,017,801		–	1,048,647
Poland	76,913	2,402,093		–	2,479,006
Portugal	–	590,183		74	590,257
Puerto Rico	264,941	–		–	264,941
Russia	1,556,108	3,052,796		–	4,608,904
Saudi Arabia	84,758	1,023,872		–	1,108,630
Singapore	214,935	1,372,951		–	1,587,886
South Africa	102,341	2,675,410		–	2,777,751
South Korea	174,562	13,955,253		–	14,129,815
Spain	–	2,869,946		–	2,869,946
Sweden	–	9,142,049		–	9,142,049
Switzerland	–	9,790,319		–	9,790,319
Taiwan	1,682,452	6,539,438		–	8,221,890
Thailand	1,156,375	3,402,986		–	4,559,361
Turkey	–	1,469,495		–	1,469,495
United Arab Emirates	–	288,230		–	288,230
United Kingdom	1,749,159	17,119,490		–	18,868,649
United States	217,386,616	–		–	217,386,616

Total Common Stock	267,290,151	212,046,269		298,626	479,635,046

Registered Investment Companies	19,744,683	–		–	19,744,683
Preferred Stock
Brazil	1,154,433	–		–	1,154,433
Chile	82,257	–		–	82,257
Germany	–	81,825		–	81,825
South Africa	11,763	–		–	11,763
South Korea	–	125,889		3,203	129,092

Total Preferred Stock	1,248,453	207,71	4	3,203	1,459,370

Warrant
Malaysia	–	–		1,327	1,327
Singapore	–	–		–	–

Total Warrants	–	–		1,327	1,327

Total Investments in Securities	$288,283,287	$212,253,983		$303,156	$500,840,426

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$–	$94,477	$–	$94,477
Unrealized Depreciation	–	(1,729)	–	(1,729)

Total Other Financial Instruments	$–	$92,748	$–	$92,748

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

For the period ended July 31, 2019, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to halt or events occurring after the close of the exchange or market on which the investment is principally traded. For the period ended July 31, 2019, securities with a total value of $212,253,983 transferred from Level 1 to Level 2. For the period ended July 31, 2019, there were transfers between Level 1 and Level 3 assets in the amount of $303,156 due to pricing restrictions implemented by the Adviser. All transfers were considered to have occurred as of the end of the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2019
(unaudited)

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 25.1%

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — 22.8%
FHLMC
5.000%, 10/01/48	$1,358,440	$1,444,155
4.500%, 10/01/48	2,237,216	2,364,733
4.000%, 01/01/49	3,898,772	4,104,124
3.500%, 06/01/49	15,120,532	15,695,134
3.000%, 03/01/47	5,199,534	5,278,854
2.500%, 11/01/31	1,356,900	1,367,283
FHLMC Multifamily Structured Pass Through Certificates, Ser 1511, Cl A2
3.470%, 03/25/31	580,000	625,866
FHLMC Multifamily Structured Pass-Through Certificates, Ser K058, Cl A2
2.653%, 08/25/26	30,000	30,640
FHLMC Multifamily Structured Pass-Through Certificates, Ser K062, Cl A2
3.413%, 12/25/26	65,000	69,576
FHLMC Multifamily Structured Pass-Through Certificates, Ser K063, Cl A2
3.430%, 01/25/27(A)	70,000	74,999
FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2
3.187%, 09/25/27(A)	15,000	15,827
FHLMC Multifamily Structured Pass-Through Certificates, Ser K071, Cl A2
3.286%, 11/25/27	15,000	15,946
FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2
3.444%, 12/25/27	100,000	107,591
FHLMC Multifamily Structured Pass-Through Certificates, Ser K073, Cl A2
3.350%, 01/25/28	80,000	85,352
FHLMC Multifamily Structured Pass-Through Certificates, Ser K074, Cl A2
3.600%, 01/25/28	155,000	168,234
FHLMC Multifamily Structured Pass-Through Certificates, Ser K081, Cl A2
3.900%, 08/25/28(A)	275,000	305,712
FHLMC Multifamily Structured Pass-Through Certificates, Ser K082, Cl A2
3.920%, 09/25/28(A)	90,000	100,152
FHLMC Multifamily Structured Pass-Through Certificates, Ser K084, Cl A2
3.780%, 10/25/28(A)	130,000	143,298
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3
3.900%, 10/25/33(A)	240,000	268,923
FHLMC Multifamily Structured Pass-Through Certificates, Ser K727, Cl A2
2.946%, 07/25/24	155,000	159,669
FHLMC, Ser 2016-4639, Cl HZ

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
3.250%, 04/15/53	$417,920	$432,678
FHLMC, Ser 2018-4818, Cl CA
3.000%, 04/15/48	291,825	294,084
FNMA
5.000%, 06/01/48	695,685	740,115
4.500%, 05/01/48	4,041,118	4,266,707
4.000%, 11/01/44	7,430,107	7,771,570
3.820%, 11/01/30	300,000	332,478
3.500%, 07/01/49	5,833,226	6,028,403
3.450%, 05/01/34	220,000	232,897
3.260%, 09/01/24	474,456	495,524
3.210%, 11/01/37	310,684	320,341
3.201%, 09/01/27	217,278	228,783
3.170%, 02/01/30	248,919	259,813
3.110%, 02/01/28	215,000	224,910
3.020%, 06/01/28	242,276	250,921
3.010%, 04/01/28	215,000	223,626
3.000%, 10/01/46	8,845,722	8,971,591
2.960%, 04/01/27	198,310	205,657
2.950%, 11/01/27	270,000	277,192
2.900%, 12/01/27	75,000	77,243
2.880%, 12/01/27	50,000	51,495
2.780%, 05/01/28	214,444	219,284
2.710%, 12/01/27	183,159	186,928
2.500%, 08/01/46	3,091,196	3,073,696
2.000%, 01/01/24	774,121	771,532
FNMA TBA
5.000%, 09/01/37	1,003,000	1,065,713
4.500%, 09/01/33	1,150,000	1,206,063
4.000%, 08/13/39	280,000	289,836
3.500%, 08/01/40	1,657,000	1,697,260
3.000%, 09/13/42	1,319,000	1,329,105
2.500%, 09/15/43	388,000	383,090
FNMA, Ser 2015-M17, Cl A2
2.937%, 11/25/25(A)	90,000	93,005
FNMA, Ser 2016-M4, Cl A2
2.576%, 03/25/26	145,000	146,354
FNMA, Ser 2017-66, Cl BA
3.000%, 03/25/47	865,836	882,008
FNMA, Ser 2017-M14, Cl A2
2.876%, 11/25/27(A)	240,000	247,045
FNMA, Ser 2017-M15, Cl A2
2.959%, 09/25/27(A)	40,000	41,607
FNMA, Ser 2017-M3, Cl A2
2.484%, 12/25/26(A)	110,000	110,667
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/27(A)	85,000	87,743
FNMA, Ser 2018-38, Cl PA
3.500%, 06/25/47	228,535	234,969
FNMA, Ser 2018-57, Cl QA
3.500%, 05/25/46	308,866	315,074
FNMA, Ser 2018-86, Cl JA
4.000%, 05/25/47	241,495	252,776
FNMA, Ser 2018-94, Cl KD
3.500%, 12/25/48	149,644	154,372
FNMA, Ser 2018-M1, Cl A2
2.986%, 12/25/27(A)	65,000	67,461
FNMA, Ser 2018-M10, Cl A2
3.497%, 07/25/28(A)	25,000	26,727
FNMA, Ser 2018-M2, Cl A2
2.902%, 01/25/28(A)	160,000	164,986
FNMA, Ser 2018-M7, Cl A2
3.052%, 03/25/28(A)	100,000	104,190
FNMA, Ser 2018-M8, Cl A2
3.325%, 06/25/28(A)	55,000	58,539

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2019
(unaudited)

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FNMA, Ser 2019-9, Cl LA
3.500%, 03/25/49	$985,319	$1,000,173
FNMA, Ser M12, Cl A2
2.885%, 05/25/29(A)	500,000	514,506
GNMA
5.000%, 04/20/47	571,516	605,346
4.500%, 06/20/47	1,204,206	1,261,663
4.467%, 10/20/65(A)	441,252	446,552
4.377%, 04/20/63(A)	514,206	521,631
4.000%, 09/20/48	1,432,316	1,491,655
3.500%, 06/20/46	2,785,402	2,886,036
3.000%, 10/20/46	1,294,900	1,327,209
GNMA TBA
5.000%, 08/01/33	35,000	36,651
GNMA, Ser 2015-H13, Cl FG
2.831%, VAR ICE LIBOR USD 1 Month+ 0.400%, 04/20/65	60,779	60,659
GNMA, Ser 2018-124, Cl NW
3.500%, 09/20/48	238,623	245,379

		87,719,586

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.3%
Alternative Loan Trust, Ser 2005-56, Cl 1A1
4.364%, VAR ICE LIBOR USD 1 Month+0.730%, 11/25/35	556,913	567,895
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
4.560%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/45	340,127	346,568
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/38(A) (B)	185,000	204,845
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/32(B)	110,000	111,061
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/30(B)	360,000	359,321
BCAP Trust, Ser 2015-RR5, Cl 1A3
4.378%, 08/26/36(A) (B)	351,443	345,762
Bear Stearns Mortgage Funding Trust, Ser 2006-AR4, Cl A1
2.476%, VAR ICE LIBOR USD 1 Month+0.210%, 12/25/36	551,883	563,187
Bear Stearns Mortgage Funding Trust, Ser 2007-AR5, Cl 1A1A
2.574%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/47	449,173	433,506
CALI Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/29	120,000	131,887
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/35(B)	125,000	129,807

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
CIM Trust, Ser 2017-2, Cl A1
4.440%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/57(B)	$473,560	$475,614
Citigroup Mortgage Loan Trust, Ser 2005-3, Cl 2A4
4.439%, 08/25/35(A)	328,336	306,135
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/47	310,000	329,831
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/34(B)	118,584	120,602
Core Industrial Trust, Ser 2015-TEXW, Cl A
3.077%, 02/10/34(B)	163,762	167,178
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A
3.551%, 04/10/34(B)	110,000	112,908
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 1A1A
2.498%, VAR ICE LIBOR USD 1 Month+0.200%, 11/19/36	567,663	523,203
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/39(B)	115,000	119,080
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C18, Cl A3
3.578%, 02/15/47	104,699	105,962
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	180,000	191,061
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-HSBC, Cl A
3.093%, 07/05/32(B)	119,114	121,760
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/39(B)	110,000	115,736
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29(B)	105,000	106,701
OBX Trust, Ser 2018-EXP1, Cl 1A3
4.000%, 04/25/48(A) (B)	129,557	131,266
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/47(A) (B)	52,351	52,791
Sequoia Mortgage Trust, Ser 2018-CH1, Cl A1
4.000%, 02/25/48(A) (B)	83,630	86,201
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A2
4.000%, 08/25/48(A) (B)	198,829	202,588
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43(A) (B)	105,000	109,440

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2019
(unaudited)

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Cl 2A
4.442%, 09/25/34(A)	$256,958	$255,939
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
2.594%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/47	538,684	530,824
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl AS
5.154%, 01/10/45(B)	265,000	279,431
VNDO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/29(B)	115,000	116,556
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR15, Cl A1A1
2.664%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/45	498,643	503,047
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR2, Cl 1A1A
2.596%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/45	412,759	409,209
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-DD, Cl 1A1
5.011%, 01/25/35(A)	157,709	165,706

		8,832,608

Total Mortgage-Backed Securities
(Cost $95,691,993)		96,552,194

CORPORATE OBLIGATIONS — 24.6%

COMMUNICATION SERVICES — 1.8%
AT&T
5.450%, 03/01/47	70,000	80,903
5.250%, 03/01/37	340,000	385,858
4.850%, 03/01/39	156,000	170,345
4.800%, 06/15/44	375,000	395,782
4.750%, 05/15/46	25,000	26,427
4.500%, 03/09/48	60,000	61,364
4.350%, 06/15/45	10,000	10,058
3.900%, 03/11/24	250,000	263,864
3.600%, 07/15/25	250,000	260,039
Bharti Airtel International Netherlands BV
5.350%, 05/20/24(B)	235,000	250,182
CBS
2.900%, 01/15/27	250,000	243,700
CCO Holdings
5.375%, 06/01/29(B)	66,000	68,392
Clear Channel International BV
8.750%, 12/15/20(B)	24,000	24,420

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

COMMUNICATION SERVICES (continued)
Colombia Telecomunicaciones ESP
5.375%, 09/27/22(B)	$200,000	$201,252
Comcast
3.150%, 02/15/28	250,000	256,631
CSC Holdings
5.500%, 05/15/26(B)	200,000	209,000
Intelsat Jackson Holdings
9.750%, 07/15/25(B)	109,000	112,679
5.500%, 08/01/23	43,000	39,614
Level 3 Financing
5.375%, 05/01/25	44,000	45,430
Myriad International Holdings BV
6.000%, 07/18/20(B)	355,000	364,695
4.850%, 07/06/27(B)	200,000	215,646
NBCUniversal Enterprise
5.250%, 06/19/67(B)	170,000	174,675
Ooredoo International Finance MTN
3.250%, 02/21/23(B)	200,000	203,000
Qwest
7.250%, 09/15/25	65,000	72,775
Sprint
7.625%, 03/01/26	10,000	11,175
Sprint Spectrum
5.152%, 03/20/28(B)	250,000	265,625
3.360%, 09/20/21(B)	112,500	112,837
TEGNA
6.375%, 10/15/23	60,000	61,584
Telefonica Emisiones
5.462%, 02/16/21	210,000	219,138
Time Warner Cable
5.875%, 11/15/40	200,000	220,273
5.500%, 09/01/41	100,000	106,073
4.500%, 09/15/42	195,000	184,836
T-Mobile USA
6.000%, 03/01/23	93,000	94,608
4.500%, 02/01/26	30,000	30,562
0.000%, 01/15/24(C)	45,000	–
0.000%, 03/01/25(C)	45,000	–
0.000%, 01/15/26(C)	30,000	–
Verizon Communications
5.250%, 03/16/37	330,000	397,348
4.500%, 08/10/33	185,000	209,471
4.329%, 09/21/28	105,000	116,497
4.272%, 01/15/36	250,000	271,428
3.125%, 03/16/22	150,000	153,412
Vodafone Group
4.875%, 06/19/49	63,000	67,625
Walt Disney
3.700%, 10/15/25(B)	250,000	267,011

		6,926,234

CONSUMER DISCRETIONARY — 2.0%
Alimentation Couche-Tard
3.550%, 07/26/27(B)	165,000	168,724
Amazon.com
4.250%, 08/22/57	295,000	344,753
3.875%, 08/22/37	250,000	276,853

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2019
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
American Honda Finance MTN
1.700%, 09/09/21	$1,000,000	$986,763
Cargill
3.250%, 05/23/29(B)	500,000	520,217
Churchill Downs
5.500%, 04/01/27(B)	59,000	61,821
4.750%, 01/15/28(B)	40,000	40,050
Daimler Finance North America
2.000%, 07/06/21(B)	1,000,000	989,801
eG Global Finance
6.750%, 02/07/25(B)	58,000	58,217
El Puerto de Liverpool
3.875%, 10/06/26(B)	390,000	389,610
Ford Motor Credit
8.125%, 01/15/20	225,000	230,447
5.750%, 02/01/21	445,000	462,347
5.596%, 01/07/22	458,000	482,670
3.336%, 03/18/21	200,000	201,043
3.220%, 10/12/21	180,000	177,847
2.343%, 11/02/20	130,000	129,413
General Motors
5.000%, 04/01/35	170,000	170,129
General Motors Financial
3.200%, 07/13/20	225,000	225,917
2.650%, 04/13/20	180,000	180,141
Georgetown University
5.215%, 10/01/18	50,000	62,403
4.315%, 04/01/49	50,000	58,682
Home Depot
3.900%, 06/15/47	250,000	270,651
Hyundai Capital America MTN
3.000%, 10/30/20(B)	260,000	260,673
Lowe’s
4.050%, 05/03/47	250,000	250,671
Reynolds American
5.850%, 08/15/45	105,000	115,142
SACI Falabella
3.750%, 04/30/23(B)	200,000	205,352
Toyota Motor
2.358%, 07/02/24	105,000	105,068
Whirlpool
4.750%, 02/26/29	135,000	147,517
Whirlpool MTN
4.850%, 06/15/21	140,000	145,630

		7,718,552

CONSUMER STAPLES — 2.5%
Altria Group
4.400%, 02/14/26	90,000	95,996
Anheuser-Busch
4.900%, 02/01/46	115,000	130,592
Anheuser-Busch InBev Finance
4.700%, 02/01/36	250,000	278,580
2.625%, 01/17/23	750,000	755,721

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER STAPLES (continued)
Anheuser-Busch InBev Worldwide
4.750%, 01/23/29	$120,000	$136,697
4.000%, 04/13/28	125,000	135,640
Archer-Daniels-Midland
2.500%, 08/11/26	250,000	249,597
Bacardi
5.300%, 05/15/48(B)	310,000	330,865
4.700%, 05/15/28(B)	65,000	69,543
Bayer US Finance II
4.375%, 12/15/28(B)	250,000	262,608
Bunge Finance
3.250%, 08/15/26	250,000	242,234
Campbell Soup
3.300%, 03/15/21	190,000	192,200
Central Garden & Pet
6.125%, 11/15/23	14,000	14,525
CK Hutchison International 16
2.750%, 10/03/26(B)	200,000	197,413
Clorox
3.900%, 05/15/28	250,000	273,401
ERAC USA Finance
2.700%, 11/01/23(B)	1,000,000	1,006,192
First Quality Finance
5.000%, 07/01/25(B)	21,000	21,315
Kraft Heinz Foods
4.625%, 01/30/29	350,000	377,294
3.950%, 07/15/25	100,000	103,970
Kroger
5.400%, 01/15/49	120,000	134,064
2.650%, 10/15/26	250,000	243,371
PepsiCo
4.000%, 05/02/47	250,000	278,957
Post Holdings
5.500%, 12/15/29(B)	98,000	99,102
Procter & Gamble
3.500%, 10/25/47	250,000	267,382
Providence St. Joseph Health Obligated Group
3.744%, 10/01/47	175,000	183,477
2.746%, 10/01/26	335,000	333,689
Rite Aid
6.125%, 04/01/23(B)	110,000	92,812
Shire Acquisitions Investments Ireland
2.875%, 09/23/23	500,000	505,242
1.900%, 09/23/19	390,000	389,688
Spectrum Brands
5.750%, 07/15/25	40,000	41,438
Stanford Health Care
3.795%, 11/15/48	250,000	271,567
Sysco
3.250%, 07/15/27	250,000	257,626
Tyson Foods
4.000%, 03/01/26	50,000	53,424
Walgreen
4.400%, 09/15/42	220,000	212,454

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2019
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER STAPLES (continued)
Walgreens Boots Alliance
3.450%, 06/01/26	$250,000	$254,889
Walmart
4.750%, 10/02/43	500,000	611,035
2.650%, 12/15/24	400,000	407,807

		9,512,407

ENERGY — 2.1%
Antero Resources
5.625%, 06/01/23	15,000	14,175
5.125%, 12/01/22	41,000	39,155
5.000%, 03/01/25	106,000	94,851
Canadian Natural Resources
3.850%, 06/01/27	50,000	51,724
Centennial Resource Production
6.875%, 04/01/27(B)	29,000	28,275
Chevron
2.566%, 05/16/23	450,000	456,184
CNPC General Capital
3.950%, 04/19/22(B)	200,000	206,099
ConocoPhillips
4.150%, 11/15/34	250,000	270,084
CrownRock
5.625%, 10/15/25(B)	18,000	17,730
Dolphin Energy
5.500%, 12/15/21(B)	200,000	211,816
Energy Transfer Operating
6.250%, 04/15/49	84,000	99,885
6.050%, 06/01/41	370,000	415,290
5.875%, 01/15/24	50,000	55,531
5.500%, 06/01/27	80,000	89,633
4.050%, 03/15/25	200,000	208,103
EOG Resources
2.625%, 03/15/23	406,000	409,712
EQM Midstream Partners
4.125%, 12/01/26	275,000	263,597
Gulfport Energy
6.375%, 05/15/25	14,000	10,710
Kinder Morgan
5.625%, 11/15/23(B)	400,000	442,259
Kinder Morgan Energy Partners
5.800%, 03/15/35	200,000	231,995
Matador Resources
5.875%, 09/15/26	33,000	32,604
Nabors Industries
5.500%, 01/15/23	175,000	163,625
5.100%, 09/15/23	265,000	238,500
Occidental Petroleum
3.000%, 02/15/27	250,000	249,093
Parsley Energy
5.375%, 01/15/25(B)	61,000	61,766
Petroleos Mexicanos MTN
6.750%, 09/21/47	50,000	45,320
Petroleos Mexicanos
6.500%, 03/13/27	60,000	59,502
6.500%, 01/23/29	355,000	346,924

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY (continued)
Phillips 66
4.300%, 04/01/22	$500,000	$525,707
Plains All American Pipeline
4.650%, 10/15/25	140,000	149,240
QEP Resources
5.250%, 05/01/23	70,000	63,700
Range Resources
5.000%, 03/15/23	105,000	92,400
4.875%, 05/15/25	80,000	67,200
Rockies Express Pipeline
6.875%, 04/15/40(B)	40,000	44,372
5.625%, 04/15/20(B)	180,000	184,210
Ruby Pipeline
6.000%, 04/01/22(B)	196,970	204,211
Saudi Arabian Oil Company MTN
4.375%, 04/16/49(B)	200,000	207,850
Shell International Finance BV
1.750%, 09/12/21	500,000	495,245
SM Energy
6.125%, 11/15/22	85,000	83,088
5.625%, 06/01/25	40,000	34,700
5.000%, 01/15/24	5,000	4,587
Targa Resources Partners
6.875%, 01/15/29(B)	20,000	22,054
TC PipeLines
4.650%, 06/15/21	400,000	412,013
Thaioil Treasury Center MTN
4.875%, 01/23/43(B)	200,000	220,685
TransMontaigne Partners
6.125%, 02/15/26	23,000	22,137
Transocean Guardian
5.875%, 01/15/24(B)	93,450	95,319
Transocean Pontus
6.125%, 08/01/25(B)	57,645	59,374
Transocean Poseidon
6.875%, 02/01/27(B)	17,000	18,148
Transocean Proteus
6.250%, 12/01/24(B)	27,750	28,860
Transportadora de Gas Internacional ESP
5.550%, 11/01/28(B)	200,000	226,752
USA Compression Partners
6.875%, 09/01/27(B)	27,000	28,078
Valaris
5.750%, 10/01/44	80,000	45,400
WPX Energy
5.750%, 06/01/26	18,000	18,495

		8,167,967

FINANCIALS — 6.3%
Ally Financial
3.750%, 11/18/19	235,000	235,705
American Express
2.500%, 07/30/24	215,000	214,333
American Express Credit MTN
2.700%, 03/03/22	750,000	756,818

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2019
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Ardonagh Midco 3
8.625%, 07/15/23(B)	$200,000	$186,000
Banco Santander Chile
3.875%, 09/20/22(B)	180,000	186,728
Bangkok Bank MTN
4.050%, 03/19/24(B)	405,000	425,552
Bank of America
3.004%, 12/20/23	70,000	70,971
2.738%, 01/23/22	185,000	185,558
Bank of America MTN
4.271%, 07/23/29	525,000	573,618
3.970%, 03/05/29	500,000	533,903
3.559%, 04/23/27	470,000	489,947
3.499%, 05/17/22	400,000	406,946
3.300%, 01/11/23	500,000	513,136
Bank of Montreal MTN
3.100%, 04/13/21	140,000	142,127
Bank of New York Mellon MTN
3.500%, 04/28/23	500,000	519,773
Barclays
2.875%, 06/08/20	410,000	410,517
BB&T MTN
3.750%, 12/06/23	500,000	528,733
Berkshire Hathaway Finance
4.200%, 08/15/48	250,000	281,642
Capital One
2.250%, 09/13/21	500,000	497,016
Capital One Bank USA
3.375%, 02/15/23	500,000	510,654
Cielo USA
3.750%, 11/16/22(B)	115,714	114,835
Citigroup
3.980%, 03/20/30	250,000	267,139
2.700%, 03/30/21	560,000	562,762
Discover Bank
4.250%, 03/13/26	250,000	266,275
Farmers Insurance Exchange
8.625%, 05/01/24(B)	315,000	376,833
Fifth Third Bancorp
3.950%, 03/14/28	250,000	270,505
Goldman Sachs Bank USA NY
3.017%, 05/24/21	125,000	125,143
Goldman Sachs Group
6.750%, 10/01/37	115,000	152,481
3.750%, 05/22/25	500,000	522,231
3.272%, 09/29/25	190,000	193,951
2.600%, 04/23/20	340,000	340,294
Goldman Sachs Group MTN
6.000%, 06/15/20	55,000	56,682
HSBC Holdings
4.300%, 03/08/26	250,000	267,252
Huntington Bancshares
2.625%, 08/06/24	205,000	204,647
Intercontinental Exchange
2.750%, 12/01/20	1,007,000	1,011,718
JPMorgan Chase
4.625%, 05/10/21	530,000	550,581

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
4.350%, 08/15/21	$400,000	$415,236
4.023%, 12/05/24	270,000	286,268
3.875%, 09/10/24	500,000	524,817
3.220%, 03/01/25	455,000	467,003
2.550%, 10/29/20	500,000	500,920
KeyCorp MTN
2.900%, 09/15/20	1,000,000	1,006,623
Lloyds Banking Group
4.344%, 01/09/48	330,000	313,186
2.907%, 11/07/23	200,000	198,934
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	30,000	32,025
Morgan Stanley
2.800%, 06/16/20	650,000	651,882
Morgan Stanley MTN
3.700%, 10/23/24	180,000	188,749
3.208%, 07/22/22	275,000	276,955
3.125%, 07/27/26	250,000	253,492
National Rural Utilities Cooperative Finance
4.750%, 04/30/43	175,000	175,000
3.400%, 02/07/28	250,000	264,887
Nationwide Building Society MTN
3.622%, 04/26/23(B)	200,000	202,662
Nationwide Mutual Insurance
4.700%, 12/15/24(B)	400,000	400,007
Navient MTN
8.000%, 03/25/20	175,000	180,469
PNC Bank
3.100%, 10/25/27	250,000	257,456
Raymond James Financial
4.950%, 07/15/46	175,000	199,910
Santander UK
3.400%, 06/01/21	200,000	203,124
Santander UK Group Holdings
5.625%, 09/15/45(B)	200,000	219,357
2.875%, 08/05/21	200,000	199,868
Springleaf Finance
6.125%, 03/15/24	340,000	368,369
Sumitomo Mitsui Financial Group
3.040%, 07/16/29	200,000	200,387
2.696%, 07/16/24	200,000	199,794
SunTrust Banks
4.000%, 05/01/25	250,000	266,076
Teachers Insurance & Annuity Association of America
4.375%, 09/15/54(B)	350,000	362,450
Toronto-Dominion Bank MTN
2.650%, 06/12/24	265,000	267,091
U.S. Bancorp MTN
3.150%, 04/27/27	250,000	260,004
Wells Fargo
3.069%, 01/24/23	500,000	507,313
3.000%, 04/22/26	190,000	192,279

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2019
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Wells Fargo MTN
3.550%, 09/29/25	$300,000	$312,878
2.625%, 07/22/22	60,000	60,342
Westpac Banking
2.150%, 03/06/20	1,000,000	998,499

		24,367,318

HEALTH CARE — 2.8%
Abbott Laboratories
3.750%, 11/30/26	282,000	304,275
AbbVie
4.400%, 11/06/42	200,000	198,065
3.600%, 05/14/25	250,000	257,854
Aetna
2.800%, 06/15/23	225,000	225,443
Allergan Funding SCS
4.850%, 06/15/44	125,000	129,573
Allergan Sales
5.000%, 12/15/21(B)	100,000	104,884
Amgen
4.400%, 05/01/45	390,000	416,770
3.625%, 05/15/22	500,000	516,268
Anthem
3.650%, 12/01/27	190,000	196,779
Bayer US Finance II
4.875%, 06/25/48(B)	100,000	103,058
Becton Dickinson
2.894%, 06/06/22	125,000	126,091
2.404%, 06/05/20	125,000	124,724
Biogen
2.900%, 09/15/20	60,000	60,265
Boston Scientific
3.450%, 03/01/24	500,000	519,135
Catalent Pharma Solutions
4.875%, 01/15/26(B)	74,000	75,480
Celgene
5.000%, 08/15/45	250,000	297,923
3.875%, 08/15/25	250,000	265,874
Centene
5.625%, 02/15/21	118,000	119,679
CHS
8.625%, 01/15/24(B)	18,000	18,000
8.000%, 03/15/26(B)	23,000	22,051
Cigna
4.125%, 11/15/25(B)	350,000	371,680
3.050%, 10/15/27	175,000	174,307
CVS Health
5.125%, 07/20/45	200,000	216,872
5.050%, 03/25/48	435,000	471,483
2.800%, 07/20/20	1,000,000	1,001,913
Eli Lilly
3.375%, 03/15/29	250,000	266,014
Express Scripts Holding
3.000%, 07/15/23	500,000	505,848
Gilead Sciences
4.000%, 09/01/36	250,000	267,826
3.500%, 02/01/25	562,000	589,150
HCA
5.875%, 02/01/29	31,000	34,604

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)
5.250%, 04/15/25	$120,000	$132,250
5.125%, 06/15/39	110,000	115,522
4.750%, 05/01/23	36,000	38,421
Johnson & Johnson
3.500%, 01/15/48	250,000	261,296
Medtronic
3.500%, 03/15/25	500,000	529,552
Molina Healthcare
5.375%, 11/15/22	35,000	36,542
4.875%, 06/15/25(B)	8,000	8,120
PerkinElmer
5.000%, 11/15/21	140,000	146,498
Stryker
3.650%, 03/07/28	100,000	106,753
Teleflex
4.625%, 11/15/27	32,000	33,229
Tenet Healthcare
6.000%, 10/01/20	20,000	20,575
4.750%, 06/01/20	90,000	91,125
4.500%, 04/01/21	83,000	84,660
4.375%, 10/01/21	25,000	25,469
UnitedHealth Group
4.750%, 07/15/45	170,000	199,683
Universal Health Services
4.750%, 08/01/22(B)	230,000	232,875
WellCare Health Plans
5.375%, 08/15/26(B)	47,000	49,709
Zimmer Biomet Holdings
3.169%, 03/19/21	190,000	190,011
Zoetis
3.250%, 02/01/23	385,000	393,674

		10,677,852

INDUSTRIALS — 3.1%
3M MTN
3.125%, 09/19/46	250,000	233,381
AerCap Ireland Capital DAC
4.500%, 05/15/21	190,000	195,810
Air Lease MTN
3.750%, 06/01/26	185,000	190,605
Air Lease
3.500%, 01/15/22	180,000	184,384
2.125%, 01/15/20	150,000	149,689
American Airlines Pass-Through Trust , Ser 2015-2, Cl AA
3.600%, 09/22/27	300,273	311,082
BAT Capital
4.540%, 08/15/47	15,000	14,203
Boeing
3.650%, 03/01/47	250,000	249,352
Burlington Northern Santa Fe
3.900%, 08/01/46	250,000	267,960
3.550%, 02/15/50	225,000	227,199
Clean Harbors
5.125%, 07/15/29(B)	92,000	96,973
CNH Industrial Capital
4.375%, 04/05/22	120,000	124,438

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2019
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS (continued)
Continental Airlines Pass-Through Trust , Ser 2000-1, Cl A
8.048%, 11/01/20	$65,523	$66,218
Continental Airlines Pass-Through Trust , Ser 2012-2, Cl A
4.000%, 10/29/24	206,213	215,988
CSX
4.750%, 05/30/42	250,000	285,247
Eaton
3.103%, 09/15/27	300,000	304,865
2.750%, 11/02/22	500,000	504,168
Embraer Netherlands Finance BV
5.050%, 06/15/25	190,000	205,914
Equifax
7.000%, 07/01/37	20,000	24,753
3.300%, 12/15/22	55,000	56,034
FedEx
4.050%, 02/15/48	250,000	242,248
3.875%, 08/01/42	250,000	235,588
GATX
3.250%, 09/15/26	250,000	250,499
GE Capital International Funding Unlimited
4.418%, 11/15/35	860,000	869,717
2.342%, 11/15/20	545,000	542,658
General Dynamics
1.875%, 08/15/23	500,000	493,141
General Electric MTN
5.500%, 01/08/20	255,000	258,084
5.300%, 02/11/21	35,000	36,288
4.625%, 01/07/21	240,000	246,811
General Electric
4.125%, 10/09/42	250,000	242,592
IHS Markit
5.000%, 11/01/22(B)	37,000	39,120
4.750%, 08/01/28	125,000	138,139
4.000%, 03/01/26(B)	24,000	24,957
John Deere Capital MTN
2.600%, 03/07/24	50,000	50,345
L3Harris Technologies
4.400%, 06/15/28(B)	190,000	209,591
Lockheed Martin
4.500%, 05/15/36	250,000	289,515
Matthews International
5.250%, 12/01/25(B)	37,000	36,260
Mexico City Airport Trust
5.500%, 07/31/47(B)	200,000	198,700
Molex Electronic Technologies
3.900%, 04/15/25(B)	87,000	89,765
Norfolk Southern
4.450%, 06/15/45	250,000	280,073
Northrop Grumman
3.250%, 01/15/28	440,000	453,372
Owens Corning
4.200%, 12/01/24	95,000	99,174

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS (continued)
Park Aerospace Holdings
5.250%, 08/15/22(B)	$110,000	$116,115
4.500%, 03/15/23(B)	50,000	51,816
Republic Services
3.550%, 06/01/22	250,000	256,783
Reynolds Group Issuer
5.750%, 10/15/20	106,602	106,989
Southwest Airlines
3.450%, 11/16/27	375,000	387,478
TTX MTN
3.900%, 02/01/45(B)	400,000	407,770
Union Pacific
4.150%, 01/15/45	250,000	262,169
3.950%, 09/10/28	125,000	136,513
United Technologies
4.500%, 06/01/42	250,000	286,658
3.750%, 11/01/46	425,000	442,197
3.350%, 08/16/21	60,000	61,159
Waste Management
3.500%, 05/15/24	250,000	261,516

		12,012,063

INFORMATION TECHNOLOGY — 0.6%
Change Healthcare Holdings
5.750%, 03/01/25(B)	57,000	57,125
Hewlett Packard Enterprise
6.200%, 10/15/35	160,000	183,563
3.600%, 10/15/20	195,000	197,292
Intel
2.875%, 05/11/24	500,000	512,444
Microchip Technology
4.333%, 06/01/23	95,000	98,841
Microsoft
2.400%, 02/06/22	1,000,000	1,007,835
Oracle
2.950%, 11/15/24	250,000	257,016
SS&C Technologies
5.500%, 09/30/27(B)	33,000	34,320

		2,348,436

MATERIALS — 0.9%
Air Liquide Finance
2.500%, 09/27/26(B)	250,000	245,967
Albemarle
4.150%, 12/01/24	250,000	263,169
Amcor Finance USA
3.625%, 04/28/26(B)	200,000	204,208
Berry Global
4.875%, 07/15/26(B)	26,000	27,040
Braskem America Finance
7.125%, 07/22/41(B)	280,000	332,150
Crown Americas
4.250%, 09/30/26	30,000	30,456
Freeport-McMoRan
3.550%, 03/01/22	340,000	340,874
Graphic Packaging International
4.750%, 07/15/27(B)	35,000	36,487

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2019
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

MATERIALS (continued)
International Flavors & Fragrances
5.000%, 09/26/48	$160,000	$180,174
International Paper
3.800%, 01/15/26	250,000	262,159
Koppers
6.000%, 02/15/25(B)	50,000	47,250
LYB International Finance II BV
3.500%, 03/02/27	250,000	253,247
Methanex
5.250%, 03/01/22	180,000	187,864
Mexichem
6.750%, 09/19/42(B)	205,000	237,289
OCP
5.625%, 04/25/24(B)	200,000	217,517
Sealed Air
4.875%, 12/01/22(B)	55,000	58,081
Sherwin-Williams
3.125%, 06/01/24	250,000	255,076
Silgan Holdings
4.750%, 03/15/25	80,000	81,200
Syngenta Finance
3.698%, 04/24/20(B)	245,000	246,550
WRKCo
4.900%, 03/15/29	120,000	133,088

		3,639,846

REAL ESTATE — 0.9%
American Campus Communities Operating Partnership
3.625%, 11/15/27	200,000	204,872
American Tower
3.550%, 07/15/27	250,000	256,944
Boston Properties
3.200%, 01/15/25	425,000	435,626
ERP Operating
3.250%, 08/01/27	250,000	259,713
GLP Capital
5.375%, 04/15/26	150,000	163,218
5.300%, 01/15/29	215,000	232,888
iStar
6.500%, 07/01/21	200,000	203,000
Liberty Property
4.750%, 10/01/20	350,000	357,097
SBA Communications
4.875%, 09/01/24	38,000	39,088
SL Green Operating Partnership
3.250%, 10/15/22	125,000	126,371
Ventas Realty
3.250%, 10/15/26	450,000	454,997
Welltower
5.250%, 01/15/22	275,000	291,675

		3,025,489

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

UTILITIES — 1.6%
Acwa Power Management And Investments One
5.950%, 12/15/39(B)	$330,000	$352,275
Baltimore Gas & Electric
3.500%, 08/15/46	250,000	247,781
Boston Gas
3.001%, 08/01/29(B)	35,000	35,320
Connecticut Light & Power
4.000%, 04/01/48	250,000	279,233
Duke Energy Carolinas
4.250%, 12/15/41	500,000	552,591
3.750%, 06/01/45	290,000	304,583
Enel Americas
4.000%, 10/25/26	40,000	41,040
Enel Generacion Chile
4.250%, 04/15/24	45,000	47,401
Florida Power & Light
3.950%, 03/01/48	190,000	209,928
Georgia Power
4.300%, 03/15/43	250,000	266,573
ITC Holdings
3.650%, 06/15/24	204,000	212,515
Metropolitan Edison
4.000%, 04/15/25(B)	400,000	418,179
NextEra Energy Capital Holdings
3.045%, 05/04/21	310,000	309,947
NiSource
2.650%, 11/17/22	150,000	150,805
PacifiCorp
5.750%, 04/01/37	250,000	322,580
4.150%, 02/15/50	250,000	281,788
PNM Resources
3.250%, 03/09/21	190,000	191,535
Public Service Electric & Gas MTN
4.000%, 06/01/44	500,000	536,505
Public Service of Colorado
4.100%, 06/15/48	250,000	280,381
Public Service of Oklahoma
4.400%, 02/01/21	300,000	308,414
Southern Gas Capital
2.450%, 10/01/23	400,000	397,922
Transelec
4.250%, 01/14/25(B)	200,000	209,752
Virginia Electric & Power
4.450%, 02/15/44	250,000	287,192
2.875%, 07/15/29	30,000	30,225

		6,274,465

Total Corporate Obligations (Cost $92,431,324)		94,670,629

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2019
(unaudited)

SOVEREIGN DEBT — 19.4%

	Face Amount(1)		Value
Argentina Bonar Bond
51.264%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	2,982,000	$59,066
Argentina POM Politica Monetaria
61.675%, VAR Argentina Central Bank 7 Day Repo Rate+0.000%, 06/21/20	ARS	230,000	5,076
Argentina Treasury Bills
6.334%, 07/31/20 (D)	ARS	2,104,000	47,054
5.674%, 02/28/20 (D)	ARS	75,000	1,716
0.495%, 10/31/19 (D)	ARS	10,623,000	318,787
0.000%, 09/30/19 (D)	ARS	29,813,400	947,062
0.000%, 04/30/20 (D)	ARS	6,726,000	176,669
Argentine Bonos del Tesoro
18.200%, 10/03/21	ARS	28,522,000	419,160
16.000%, 10/17/23	ARS	32,584,000	491,179
15.500%, 10/17/26	ARS	57,109,000	866,216
Argentine Republic Government International Bond
7.625%, 04/22/46		150,000	120,450
7.500%, 04/22/26		225,000	192,375
Bank of Thailand Bills
1.691%, 09/05/19 (D)	THB	18,242,000	592,204
Bank of Thailand Bond
1.950%, 11/26/20	THB	32,238,000	1,050,830
1.820%, 08/27/20	THB	32,230,000	1,048,659
1.770%, 03/27/20	THB	5,908,000	192,077
1.570%, 09/25/20	THB	16,520,000	535,909
1.490%, 08/28/19	THB	63,610,000	2,067,973
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/20	ARS	83,000	2,896
Bonos De La Nacion Argentina En Moneda Dua
4.500%, 02/13/20		359,000	338,021
Brazil Letras do Tesouro Nacional
9.798%, 07/01/20 (D)	BRL	3,010,000	751,460
5.773%, 07/01/21 (D)	BRL	160,000	37,735
5.666%, 04/01/21 (D)	BRL	420,000	100,578
5.628%, 01/01/20 (D)	BRL	240,000	61,442
5.499%, 04/01/20 (D)	BRL	890,000	225,013
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21	BRL	15,390,000	4,263,350
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/27	BRL	32,740,000	9,947,476
Colombian TES
10.000%, 07/24/24	COP	971,000,000	357,676
7.750%, 09/18/30	COP	3,223,600,000	1,121,389
7.000%, 05/04/22	COP	75,000,000	24,143
Ghana Government International Bond
24.750%, 03/01/21	GHS	100,000	20,063
24.750%, 07/19/21	GHS	100,000	20,222
21.500%, 03/09/20	GHS	50,000	9,476
19.750%, 03/25/24	GHS	960,000	176,661
19.750%, 03/15/32	GHS	2,890,000	525,605
19.000%, 11/02/26	GHS	2,890,000	531,767
18.750%, 01/24/22	GHS	960,000	177,411

SOVEREIGN DEBT (continued)

	Face Amount(1)		Value
18.500%, 06/01/20	GHS	50,000	$9,317
18.250%, 09/21/20	GHS	100,000	18,534
17.600%, 11/28/22	GHS	50,000	8,898
16.500%, 03/22/21	GHS	150,000	27,084
16.250%, 05/17/21	GHS	340,000	60,890
Indonesia Government International Bond
3.700%, 01/08/22(B)		200,000	205,318
Indonesia Treasury Bond
9.000%, 03/15/29	IDR	2,485,000,000	195,658
8.375%, 03/15/24	IDR	59,460,000,000	4,511,189
8.375%, 09/15/26	IDR	46,383,000,000	3,527,782
Japan Treasury Discount Bills
0.000%, 10/07/19 (D)	JPY	366,700,000	3,371,422
0.000%, 12/10/19 (D)	JPY	141,000,000	1,296,809
Korea Monetary Stabilization Bond
2.140%, 06/02/20	KRW	710,000,000	604,032
1.715%, 05/09/20	KRW	680,000,000	576,329
1.560%, 09/17/19 (D)	KRW	2,710,000,000	2,286,177
Korea Treasury Bond
2.000%, 03/10/21	KRW	4,100,000,000	3,502,430
1.875%, 03/10/22	KRW	2,848,000,000	2,440,302
1.375%, 09/10/21	KRW	4,200,000,000	3,553,430
1.250%, 12/10/19	KRW	4,000,000,000	3,379,336
Mexican Bonos
10.000%, 12/05/24	MXN	1,420,000	82,868
8.000%, 06/11/20	MXN	5,510,000	288,011
8.000%, 12/07/23	MXN	4,070,000	217,813
7.250%, 12/09/21	MXN	83,400,000	4,340,738
6.500%, 06/10/21	MXN	15,720,000	807,240
6.500%, 06/09/22	MXN	62,150,000	3,176,327
5.750%, 03/05/26	MXN	9,600,000	458,455
5.000%, 12/11/19	MXN	88,870,000	4,578,924
Mexico Cetes
9.031%, 04/02/20 (D)	MXN	205,728,000	1,017,707
8.110%, 02/27/20 (D)	MXN	238,837,000	1,190,067
Oman Government International Bond
3.875%, 03/08/22(B)		200,000	199,077
Qatar Government International Bond
3.875%, 04/23/23(B)		200,000	210,750
Saudi Government International Bond
3.250%, 10/26/26(B)		385,000	396,550
Uruguay Government International Bond
9.875%, 06/20/22 (B)	UYU	2,745,000	80,796
8.500%, 03/15/28 (B)	UYU	6,440,000	168,898

Total Sovereign Debt (Cost $80,114,223)			74,614,004

U.S. TREASURY OBLIGATIONS — 18.4%
U.S. Treasury Bills
2.387%, 08/01/19 (D)		1,340,000	1,340,000
2.342%, 08/29/19 (D)		2,875,000	2,870,688
2.327%, 11/29/19 (D)		2,865,000	2,845,540
2.310%, 09/05/19 (D)		3,390,000	3,383,422
2.148%, 09/12/19 (D)		495,000	493,869
2.144%, 09/26/19 (D)		112,000	111,645
2.044%, 10/24/19 (D)		440,000	437,918

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2019
(unaudited)

U.S. TREASURY OBLIGATIONS (continued)

	Face Amount	Value
U.S. Treasury Bonds
3.875%, 08/15/40	$250,000	$311,914
3.750%, 08/15/41	250,000	306,689
3.625%, 08/15/43	250,000	301,729
3.375%, 11/15/48	635,000	746,844
3.125%, 08/15/44	250,000	278,730
3.125%, 05/15/48	135,000	151,364
3.000%, 05/15/45	210,000	229,474
3.000%, 02/15/49	695,000	762,790
2.875%, 08/15/45	250,000	267,022
2.875%, 05/15/49	6,502,000	6,974,665
2.750%, 08/15/42	250,000	262,256
2.500%, 02/15/45	250,000	248,945
2.500%, 02/15/46	250,000	248,623
U.S. Treasury Inflation Protected Securities
1.000%, 02/15/46	875,456	929,067
1.000%, 02/15/49	538,369	567,784
0.875%, 01/15/29	2,661	2,804
0.875%, 02/15/47	190,960	197,200
0.750%, 07/15/28	3,112	3,247
0.750%, 02/15/45	2,343,606	2,348,040
0.500%, 04/15/24	416,314	420,512
0.375%, 07/15/25	275,375	278,073
0.250%, 01/15/25	1,881,323	1,879,475
0.250%, 07/15/29	810,948	810,085
0.125%, 07/15/24	10,785	10,751
U.S. Treasury Notes
3.125%, 11/15/28	6,605,000	7,224,219
2.875%, 08/15/28	545,000	584,023
2.750%, 02/15/24	500,000	519,453
2.375%, 05/15/29	1,919,000	1,978,969
2.250%, 11/15/24	250,000	254,727
2.125%, 05/31/21	4,280,000	4,295,381
2.000%, 02/28/21	500,000	500,215
2.000%, 05/31/21	500,000	500,527
2.000%, 08/31/21	500,000	500,976
2.000%, 05/31/24	2,142,000	2,157,814
2.000%, 02/15/25	250,000	251,475
2.000%, 08/15/25	250,000	251,367
1.875%, 12/31/19	170,000	169,827
1.875%, 08/31/22	500,000	500,293
1.875%, 09/30/22	500,000	500,469
1.875%, 07/31/26	595,000	593,001
1.750%, 07/31/21	1,805,000	1,800,064
1.750%, 02/28/22	500,000	498,535
1.750%, 06/30/24	7,568,000	7,533,412
1.750%, 07/31/24	6,810,000	6,779,674
1.625%, 11/30/20	500,000	497,539
1.625%, 06/30/21	1,135,000	1,129,148
1.625%, 02/15/26	250,000	245,410
1.500%, 02/28/23	500,000	493,945
1.500%, 08/15/26	250,000	242,793
1.375%, 05/31/20	500,000	496,973
1.375%, 08/31/23	500,000	490,684

Total U.S. Treasury Obligations (Cost $70,375,720)		71,012,078

ASSET-BACKED SECURITIES — 3.8%

	Face Amount	Value

AUTOMOTIVE — 0.6%
Americredit Automobile Receivables Trust, Ser 2016-4, Cl B
1.830%, 12/08/21	$440,000	$438,663
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/21(B)	180,000	179,958
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/23(B)	215,000	218,138
Avis Budget Rental Car Funding AESOP, Ser 2019-1A, Cl A
3.450%, 03/20/23(B)	100,000	102,140
CPS Auto Trust, Ser 2017-A, Cl B
2.680%, 05/17/21(B)	41,693	41,690
Credit Acceptance Auto Loan Trust, Ser 2016-3A, Cl A
2.150%, 04/15/24(B)	20,642	20,635
Drive Auto Receivables Trust, Ser 2017-AA, Cl C
2.980%, 01/18/22(B)	154,385	154,520
Exeter Automobile Receivables Trust, Ser 2018-2A, Cl A
2.790%, 07/15/21(B)	14,778	14,780
Santander Drive Auto Receivables Trust, Ser 2017-2, Cl B
2.210%, 10/15/21	948	948
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl B
3.030%, 09/15/22	10,000	10,028
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl C
3.350%, 07/17/23	10,000	10,073
World Omni Auto Receivables Trust, Ser 2018-D, Cl A3
3.330%, 04/15/24	1,000,000	1,022,059

		2,213,632

CREDIT CARDS — 0.6%
Capital One Multi-Asset Execution Trust, Ser 2019-A1, Cl A1
2.840%, 12/15/24	1,000,000	1,017,162
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/23	1,000,000	1,009,812
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/25	405,000	402,573

		2,429,547

MORTGAGE RELATED SECURITIES — 0.4%
Asset-Backed Funding Certificates, Ser 2016-OPT1, Cl A2
2.406%, VAR ICE LIBOR USD 1 Month+0.140%, 09/25/36	320,995	315,157

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2019
(unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

MORTGAGE RELATED SECURITIES (continued)
Centex Home Equity, Ser 2006-A, Cl AV4
2.516%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/36	$201,420	$201,104
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl M2
2.776%, VAR ICE LIBOR USD 1 Month+0.510%, 01/25/36	41,422	41,432
First Franklin Mortgage Loan Trust, Ser 2006-FF10, Cl A4
2.554%, VAR ICE LIBOR USD 1 Month+0.150%, 07/25/36	101,248	101,174
Nomura Home Equity Trust, Ser 2006-HE1, Cl M1
2.676%, VAR ICE LIBOR USD 1 Month+0.410%, 02/25/36	343,114	344,307
NovaStar Mortgage Funding Trust, Ser 2007-2, Cl A1A
2.604%, VAR ICE LIBOR USD 1 Month+0.200%, 09/25/37	591,253	574,479

		1,577,653

OTHER ASSET-BACKED SECURITIES — 2.2%
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT5, Cl A
3.500%, 05/28/69(A) (B)	103,449	104,979
Bayview Opportunity Master Fund IVb Trust, Ser 2017-SPL3, Cl A
4.000%, 11/28/53(A) (B)	104,064	106,607
Bayview Opportunity Master Fund Trust, Ser 2017-SPL1, Cl A
4.000%, 10/28/64(A) (B)	76,306	78,186
Coinstar Funding, Ser 2017-1A, Cl A2
5.216%, 04/25/47(B)	259,038	264,272
Invitation Homes Trust, Ser 2018-SFR2, Cl A
3.294%, VAR LIBOR USD 1 Month+0.900%, 06/17/37(B)	330,892	330,750
Navient Student Loan Trust, Ser 2014-2, Cl A
2.906%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/83	266,737	262,633
Navient Student Loan Trust, Ser 2014-3, Cl A
2.886%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	275,828	271,808
Navient Student Loan Trust, Ser 2014-4, Cl A
2.886%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	274,702	271,387

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-1A, Cl A
2.966%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/70(B)	$218,815	$218,336
Navient Student Loan Trust, Ser 2017-1A, Cl A3
3.416%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/66(B)	300,000	303,073
Navient Student Loan Trust, Ser 2017-3A, Cl A3
3.316%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/66(B)	310,000	310,975
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
4.301%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/24	187,205	187,251
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
3.354%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/48(B)	300,000	296,029
OneMain Financial Issuance Trust, Ser 2016-1A, Cl A
3.660%, 02/20/29(B)	251,099	252,074
Planet Fitness Master Issuer, Ser 2018-1A, Cl A2I
4.262%, 09/05/48(B)	183,613	188,629
SLM Student Loan Trust, Ser 2007-2, Cl B
2.453%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/25	370,000	338,540
SLM Student Loan Trust, Ser 2007-7, Cl A4
2.613%, VAR ICE LIBOR USD 3 Month+0.330%, 01/25/22	266,150	260,799
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.976%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/23	95,296	96,724
SLM Student Loan Trust, Ser 2008-6, Cl A4
3.376%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/23	386,366	385,428
SLM Student Loan Trust, Ser 2008-6, Cl B
4.126%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/83	320,000	321,015
SLM Student Loan Trust, Ser 2008-9, Cl A
3.776%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/23	146,793	148,525

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2019
(unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2011-2, Cl A2
3.466%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/34	$150,000	$152,203
SLM Student Loan Trust, Ser 2012-1, Cl A3
3.216%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/28	254,357	251,085
SLM Student Loan Trust, Ser 2014-1, Cl A3
2.866%, VAR ICE LIBOR USD 1 Month+0.600%, 02/26/29	232,831	226,478
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
3.310%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/64(B)	330,000	324,227
Soundview Home Loan Trust, Ser 2005-2, Cl M5
3.394%, VAR ICE LIBOR USD 1 Month+0.990%, 07/25/35	465,525	468,869
Towd Point Mortgage Trust, Ser 2015-2, Cl 1A12
2.750%, 11/25/60(A) (B)	162,245	162,094
Towd Point Mortgage Trust, Ser 2015-4, Cl M2
3.750%, 04/25/55(A) (B)	195,000	201,284
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/56(A) (B)	421,733	423,285
Verizon Owner Trust, Ser 2018-A, Cl B
3.380%, 04/20/23	1,000,000	1,025,529
Wachovia Student Loan Trust, Ser 2006-1, Cl A6
2.446%, VAR ICE LIBOR USD 3 Month+0.170%, 04/25/40(B)	299,555	289,900

		8,522,974

Total Asset-Backed Securities (Cost $14,602,929)		14,743,806

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
FHLB
4.000%, 09/01/28	315,000	360,384
3.250%, 06/09/28	250,000	268,926
2.875%, 09/11/20	250,000	252,232
2.375%, 09/10/21	250,000	252,305
1.375%, 02/18/21	250,000	247,663
FHLB DN
2.040%, 08/05/15 (D)	225,000	224,949
2.001%, 08/01/19 (D)	600,000	600,000
FHLMC
2.750%, 06/19/23	250,000	257,605
FNMA
2.625%, 09/06/24	250,000	258,645
2.125%, 04/24/26	250,000	251,757
1.875%, 09/24/26	500,000	494,622
1.250%, 05/06/21	250,000	246,977

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

	Face Amount	Value
FNMA DN
1.900%, 08/02/19 (D)	$675,000	$674,961
Tennessee Valley Authority
5.880%, 04/01/36	125,000	173,029
4.625%, 09/15/60	190,000	252,420
4.250%, 09/15/65	235,000	294,584

Total U.S. Government Agency Obligations
(Cost $5,077,505)		5,111,059

MUNICIPAL BONDS — 1.2%

California — 0.5%
California State, High-Speed Passenger Train Project, GO
2.193%, 04/01/47(E)	400,000	399,820
Los Angeles, Wastewater System Revenue, RB
5.713%, 06/01/39	300,000	395,571
University of California, Ser AS, RB
3.552%, 05/15/39	500,000	523,730
University of California, Regents Medical Center, Ser M, RB
2.859%, 05/15/30	500,000	498,105

		1,817,226

Florida — 0.1%
Greater Orlando, Aviation Authority, Ser C, RB
3.494%, 10/01/36	500,000	508,915

Maine — 0.1%
Maine State, Housing Authority, Ser D, RB
3.289%, 11/15/31	250,000	251,567

New York — 0.2%
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/46	500,000	634,790
New York State, Dormitory Authority, Ser S, RB
3.998%, 07/01/39	250,000	261,990

		896,780

Texas — 0.1%
Austin, Electric Utility Revenue, Ser C, RB
3.566%, 11/15/49	250,000	250,000
Houston, Combined Utility System Revenue, RB
3.923%, 11/15/30	250,000	274,840

		524,840

West Virginia — 0.2%
West Virginia University, Ser B, RB
4.471%, 10/01/42	500,000	570,145

Total Municipal Bonds (Cost $4,477,834)		4,569,473

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2019
(unaudited)

LOAN PARTICIPATION NOTES — 0.5%

	Face Amount	Value
1011778 BC ULC, Term Loan B3, 1st Lien
4.484%, 02/16/24(A)	$189,440	$189,393
Altra Industrial Motion Corp, Term Loan, 1st Lien
4.402%, 09/26/25	42,649	42,489
AMC Entertainment Holdings Inc, Term Loan B, 1st Lien
5.230%, 04/22/26(F)	109,725	109,803
Bausch Health Companies Inc., Term Loan, 1st Lien
5.129%, 11/27/25(F)	146,610	146,519
Change Healthcare Holdings LLC, Term Loan B, 1st Lien
4.734%, VAR US LIBOR+0.000%, 03/01/24	169,624	169,173
Energizer Holdings Inc., Term Loan B, 1st Lien
4.739%, 12/17/25	29,475	29,420
Frontdoor Inc., Term Loan B, 1st Lien
4.750%, 08/14/25	17,697	17,730
Go Daddy Operating Company LLC, Term Loan B, 1st Lien
4.402%, 02/15/24(A)	82,583	82,815
Grifols Worldwide Operations USA Inc., Term Loan B, 1st Lien
4.599%, 01/31/25(A)	109,440	109,673
Iron Mountain Information Management LLC, Term Loan B, 1st Lien
3.984%, 01/02/26(A)	114,421	112,561
KAR Auction Services Inc., Term Loan, 1st Lien
3.563%, 03/09/23	4,395	4,389
Level 3 Financing Inc., Term Loan B, 1st Lien
4.547%, 02/22/24(A)(F)	190,000	190,080
Michaels Stores Inc., Term Loan B, 1st Lien
4.737%, 01/30/23(A)	109,690	106,043
Nielsen Finance LLC, Term Loan B4, 1st Lien
4.367%, 10/04/23(A)(F)	190,000	189,593
RESIDIO Funding Inc., Term Loan B, 1st Lien
4.630%, 10/03/25	15,827	15,817
Sinclair Television Group Inc., Term Loan B, 1st Lien
0.000%, 07/17/26(F)	30,000	30,038
Sinclair Television Group Inc., Term Loan, 1st Lien
0.000%, 07/17/26(F)	35,000	35,044
SS&C Technologies Holdings Inc., Term Loan B, 1st Lien
4.484%, 04/16/25	109,440	109,402
Uber Technologies Inc., Term Loan B, 1st Lien
5.930%, 07/13/23	109,437	109,614

Total Loan Participation Notes (Cost $1,798,465)		1,799,596

Total Investments — 94.3% (Cost $364,569,993)		$363,072,839

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2019
(unaudited)

A list of the futures contracts held by the Fund at July 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 2-Year Treasury Notes	52	Oct-2019	$11,108,673	$11,149,125	$40,452
U.S. 5-Year Treasury Notes	60	Oct-2019	6,960,410	7,053,281	92,871
U.S. Ultra Long Treasury Bond	3	Sep-2019	505,436	532,688	27,252

			$18,574,519	$18,735,094	$160,575

A list of the forward foreign currency contracts held by the Fund at July 31, 2019, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Citigroup	08/02/19-02/03/20	USD	50,135,000	EUR	56,566,449	$579,839
JPMorgan Chase Bank	08/12/19-08/26/19	NOK	4,567,567	USD	39,186,000	(140,218)
Deutsche Bank	08/12/19-09/26/19	SEK	4,567,076	USD	43,004,000	(104,126)
HSBC	09/06/19-06/22/20	JPY	14,556,263	USD	1,550,396,000	(112,297)
HSBC	09/12/19-06/12/20	JPY	8,070,000	AUD	603,120,447	73,321
Citigroup	09/27/19-10/17/19	USD	18,956,392,000	KRW	16,782,541	792,763
Citigroup	10/18/19-12/05/19	USD	13,587,000	AUD	9,655,476	332,830

						$1,422,112

A list of the open centrally cleared swap agreements held by the Fund at July 31, 2019, is as follows:

Interest Rate Swaps
								Swap Contracts, at Value
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
2.97981	3-MONTH USD - LIBOR	Quarterly	02/20/48	USD	6,234,000	$–	$(1,250,302)	$–	$(1,250,302)
2.5873	3-MONTH USD - LIBOR	Semi-Annually	07/27/47	USD	2,000,000	–	(242,568)	–	(242,568)
2.7935	3-MONTH USD - LIBOR	Quarterly	03/13/47	USD	1,300,000	–	(229,579)	–	(229,579)
2.3782	USD LIBOR BBA	Quarterly	11/18/46	USD	3,800,000	–	(335,770)	–	(335,770)
1.526	3-MONTH USD - LIBOR	Quarterly	09/16/26	USD	13,860,000	–	(39,537)	–	(39,537)
2.37%	3 MONTH USD - LIBOR	Quarterly	05/08/25	USD	1,290,000	–	(35,056)	–	(35,056)
2.2337	3 MONTH USD - LIBOR	Semi-Annually	04/11/25	USD	2,325,000	–	(59,599)	–	(59,599)
3 MONTH USD - LIBOR	2.2825%	Semi-Annually	05/08/22	USD	3,155,000	–	32,079	32,079	–
3 MONTH USD - LIBOR	2.2635	Semi-Annually	04/11/22	USD	5,660,000	–	54,727	54,727	–

						$–	$(2,105,605)	$86,806	$(2,192,411)

Percentages are based on net assets of $384,846,440.

(1)	In U.S. Dollars unless otherwise indicated.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(F)	Unsettled bank loan. Interest rate may not be available.

ARS — Argentine Peso

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

Cl — Class

COP — Colombian Peso

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GHS — Ghanaian Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2019
(unaudited)

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

RB — Revenue Bond

SEK — Swedish Krona

Ser — Series

TBA — To Be Announced

THB — Thai Baht

USD — United States Dollar

ULC — Unlimited Liability Company

UYU — Uruguayan Peso

VAR — Variable Rate

The following is a list of the inputs used as of July 31, 2019, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$96,552,194	$–	$96,552,194
Corporate Obligations	–	94,670,629	–†	94,670,629
Sovereign Debt	–	74,614,004	–	74,614,004
U.S. Treasury Obligations	–	71,012,078	–	71,012,078
Asset-Backed Securities	–	14,743,806	–	14,743,806
U.S. Government Agency Obligations	–	5,111,059	–	5,111,059
Municipal Bonds	–	4,569,473	–	4,569,473
Loan Participation Notes	–	1,799,596	–	1,799,596

Total Investments in Securities	$–	$363,072,839	$–	$363,072,839

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$160,575	$—	$—	$160,575
Forwards Contracts *
Unrealized Appreciation	—	1,778,753	—	1,778,753
Unrealized Depreciation	—	(356,641)	—	(356,641)
Centrally Cleared Interest Rate Swaps *
Unrealized Appreciation	—	86,806	—	86,806
Unrealized Depreciation	—	(2,192,411)	—	(2,192,411)

Total Other Financial Instruments	$160,575	$(683,493)	$—	$(522,918)

† Represents securities in which the fair value is $0.

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.